     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY , 1996

                                                              File Nos. 33-11051
                                                                    and 811-4951

                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                            FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.
   Post-Effective Amendment No.   17                           X

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  19                                            X


                          KEYSTONE TAX FREE INCOME FUND
            (formerly known as Keystone America Tax Free Income Fund)
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                              Boston, MA 02116-5034
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

    immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
 X 60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on January , 1996.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------
                                   Proposed       Proposed
Title of                           Maximum        Maximum
Securities          Amount         Offering       Aggregate      Amount of
Being               Being          Price          Offering       Registration
Registered          Registered     Per Unit*      Price**        Fee
--------------------------------------------------------------------------------
Shares
without Par
Value               2,267,623      $10.21         $289,994       $100
--------------------------------------------------------------------------------

 *Computed under Rule 457(d) on the basis of the offering price per share at the close of business on January 23, 1996.

**The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 3,443,078 shares of the Fund were redeemed during its fiscal year ended November 30, 1995. Of these shares, 2,239,220 of such shares are being used for a reduction in this filing.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its shares under the Securities Act of 1933. A Form 24f-2 for Registrant's most recent fiscal year ended November 30, 1995 was filed on January 26, 1996.

                          KEYSTONE TAX FREE INCOME FUND
                                   CONTENTS OF
            POST-EFFECTIVE AMENDMENT NO. 17 to REGISTRATION STATEMENT


         This Post-Effective Amendment No. 17 to Registration Statement
             No. 33-11051/811-4951 consists of the following pages,
                      items of information, and documents.

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

                 PART C - OTHER INFORMATION - ITEM 24(a) and (b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

            PART C - OTHER INFORMATION - ITEMS 25-32-SIGNATURE PAGES

                           Number of Security Holders

                                 Indemnification

                         Business and Other Connections

                             Principal Underwriters

                        Location of Accounts and Records

                                   Signatures

                     Exhibits (including Powers of Attorney)

                          KEYSTONE TAX FREE INCOME FUND

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A           Prospectus Caption


    1               Cover Page

    2               Fee Table

    3               Financial Highlights
                    Performance Data

    4               Cover Page
                    The Fund
                    Investment Objective and Policies
                    Investment Restrictions
                    Risk Factors

    5               Fund Management and Expenses
                    Additional Information

    5A              Not applicable

    6               The Fund
                    Dividends and Taxes
                    Fund Shares
                    Shareholder Services

    7               Pricing Shares
                    How to Buy Shares
                    Distribution Plans
                    Shareholder Services
                    Exhibit A

    8               How to Redeem Shares

    9               Not applicable

                          KEYSTONE TAX FREE INCOME FUND

Cross-Reference Sheet continued.


Items in
Part B of
Form N-1A           Statement of Additional Information Caption


    10              Cover Page

    11              Table of Contents

    12              Not applicable

    13              The Fund
                    Investment Policies
                    Investment Restrictions
                    Appendix

    14              Trustees and Officers

    15              Additional Information

    16              Investment Manager
                    Investment Adviser
                    Principal Underwriter
                    Distribution Plans
                    Sales Charges
                    Additional Information

    17              Brokerage

    18              The Fund
                    Declaration of Trust

    19              Sales Charges
                    Valuation of Securities
                    Distribution Plans
                    Redemptions in Kind

    20              Not Applicable

    21              Principal Underwriter

    22              Standardized Total Return and Yield Quotations

    23              Financial Statements

                          KEYSTONE TAX FREE INCOME FUND


                                     PART A


                                   PROSPECTUS

KEYSTONE TAX FREE INCOME FUND
PROSPECTUS MARCH   , 1996

  Keystone Tax Free Income Fund (formerly named Keystone America Tax Free Income
Fund) (the "Fund") is a diversified, open-end management investment company commonly known as a mutual fund.

  The Fund's investment objective is to seek the highest possible current income, exempt from federal income taxes, while preserving capital. The Fund pursues this objective by investing primarily in municipal bonds.

  The Fund offers three classes of shares. Information on share classes and their fee and sales charge structures may be found in the Fund's fee table, "Alternative Sales Options," "Contingent Deferred Sales Charge and Waiver of Sales Charges," "Distribution Plans" and "Fund Shares."


  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.


  Additional information about the Fund, including more detailed information about securities ratings, is contained in the Fund's statement of additional information dated March , 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed below.


KEYSTONE TAX FREE INCOME FUND
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898


TABLE OF CONTENTS
                                                                           Page
Fee Table                                                                    2
Financial Highlights                                                         3
The Fund                                                                     6
Investment Objective and Policies                                            6
Investment Restrictions                                                      7
Risk Factors                                                                 8
Pricing Shares                                                               9
Dividends and Taxes                                                         10
Fund Management and Expenses                                                11
How to Buy Shares                                                           14
Alternative Sales Options                                                   14
Contingent Deferred Sales Charge and
  Waiver of Sales Charges                                                   18
Distribution Plans                                                          19
How to Redeem Shares                                                        20
Shareholder Services                                                        22
Performance Data                                                            25
Fund Shares                                                                 25
Additional Information                                                      26
Additional Investment Information                                          (i)
Exhibit A                                                                  A-1


  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATIONS TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE
                        KEYSTONE TAX FREE INCOME FUND

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Alternative Sales Options"; "Contingent Deferred Sales Charge and Waiver of Sales Charges"; "Distribution Plans"; and "Shareholder Services."

                                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES
                                                          FRONT END             BACK END               LEVEL LOAD
SHAREHOLDER TRANSACTION EXPENSES                         LOAD OPTION         LOAD OPTION<F1>           OPTION<F2>
                                                       --------------        ---------------          --------------
Sales Charge ......................................      4.75%<F3>        None                      None
  (as a percentage of offering price)
Contingent Deferred Sales Charge ..................      0.00%<F4>        5.00% in the first year   1.00% in the first
  (as a percentage of the lesser of cost or market                          declining to 1.00% in     year and 0.00%
  value of shares redeemed)                                                 the sixth year and        thereafter
                                                                            0.00% thereafter
Exchange Fee (per exchange)<F5> ...................      $10.00           $10.00                    $10.00
ANNUAL FUND OPERATING EXPENSES<F6>
  (as a percentage of average net assets)

Management Fees ...................................      0.61%            0.61%                     0.61%
12b-1 Fees ........................................      0.25%            1.00%<F7>                 1.00%

Other Expenses ....................................      0.33%            0.35%                     0.35%
                                                         ----             ----                      ----
Total Fund Operating Expenses .....................      1.19%            1.96%                    1.96%
                                                         ====             ====                     ====
EXAMPLES<F8>                                                                     1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                                                 ------       -------        -------       --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
  annual return and (2) redemption at the end of each period:
    Class A ................................................................       $59          $83           $110           $185
    Class B ................................................................       $70          $92           $126            N/A
    Class C ................................................................       $30          $62           $106           $229
You would pay the following expenses on a $1,000 investment, assuming no redemption at the end of each period:
    Class A ................................................................       $59          $83           $110           $185
    Class B ................................................................       $20          $62           $106            N/A
    Class C ................................................................       $20          $62           $106           $229


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
<F1> Class B shares purchased on or after June 1, 1995 convert tax free to
     Class A shares after eight years. See "Class B Shares" for more information.
<F2> Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company, the Fund's principal underwriter.
<F3> The sales charge applied to purchases of Class A shares declines as the amount invested increases. See "Class A Shares."
<F4> Purchases of Class A shares in the amount of $1,000,000 or more and/or purchases made by certain qualifying retirement or other plans are not subject to a sales charge, but may be subject to a contingent deferred sales charge. See the "Class A Shares" and "Contingent Deferred Sales Charge and Waiver of Sales Charges" sections of this prospectus for an explanation of the charge.
<F5> There is no exchange fee for exchange orders received by the Fund directly from an individual shareholder over the Keystone Automated Response Line ("KARL"). (For a description of KARL, see "Shareholder Services.")

<F6> Expense ratios shown above are for the Fund's fiscal year ended November
     30, 1995. Total Fund Operating Expenses for the fiscal year ended November 30, 1995 include indirectly paid expenses.
<F7> Long term shareholders may pay more than the economic equivalent of the maximum front end sales charges permitted by rules adopted by the National Association of Securities Dealers, Inc. ("NASD").
<F8> The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                        KEYSTONE TAX FREE INCOME FUND
                                CLASS A SHARES

               (For a share outstanding throughout the period)


    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                                  FEBRUARY 13, 1987
                                                                YEAR ENDED NOVEMBER 30,                             (COMMENCEMENT
                                      --------------------------------------------------------------------------- OF OPERATIONS) TO
                                      1995(d)       1994      1993     1992     1991     1990      1989     1988  NOVEMBER 30, 1987
                                      ------       ------    ------   ------   ------    ------   ------   ------  ----------------
NET ASSET VALUE, BEGINNING OF YEAR    $ 8.93       $10.25    $10.17   $10.13   $ 9.94    $10.24   $ 9.96   $ 9.64    $10.00
                                      ------       ------    ------   ------   ------    ------   ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............     0.51         0.51      0.57     0.63     0.61      0.59     0.62     0.63      0.33
Net realized and unrealized gain
 (loss) on investments and futures
 contracts.........................     1.13        (1.28)     0.36     0.30     0.31     (0.06)    0.34     0.37     (0.32)
                                       -----        -----     -----    -----    -----     -----    -----    -----     -----
Total from investment operations ..     1.64        (0.77)     0.93     0.93     0.92      0.53     0.96     1.00      0.01
                                       -----        -----     -----    -----    -----     -----    -----    -----     -----
LESS DISTRIBUTIONS FROM:
Net investment income..............    (0.51)       (0.52)    (0.57)   (0.62)   (0.61)    (0.60)   (0.63)   (0.68)    (0.37)
In excess of net investment income.    (0.01)        0.00     (0.04)    0.00     0.00     (0.03)    0.00     0.00      0.00
Net realized gain on investments...     0.00         0.00     (0.24)   (0.27)   (0.12)    (0.20)   (0.05)    0.00      0.00
Tax basis return of capital .......     0.00        (0.03)     0.00     0.00     0.00      0.00     0.00     0.00      0.00
                                       -----        -----     -----    -----    -----     -----    -----    -----     -----
Total distributions................    (0.52)       (0.55)    (0.85)   (0.89)   (0.73)    (0.83)   (0.68)   (0.68)    (0.37)
                                       -----        -----     -----    -----    -----     -----    -----    -----     -----
NET ASSET VALUE, END OF YEAR.......   $10.05       $ 8.93    $10.25   $10.17   $10.13    $ 9.94   $10.24   $ 9.96    $ 9.64
                                      ======       ======    ======   ======   ======    ======   ======   ======    ======
TOTAL RETURN(b) ...................    18.71%       (7.81%)    9.37%    9.35%    9.59%     5.55%    9.97%   10.60%     0.17%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...................     1.19%(a)     1.13%     1.21%    1.25%    1.58%     1.66%    1.62%    1.57%     1.00%(c)
  Net investment income............     5.35%        5.27%     5.40%    6.02%    5.95%     6.03%    6.15%    6.13%     6.85%(c)
Portfolio turnover rate............       30%          98%       47%      32%      37%       42%      49%     109%       67%
NET ASSETS, END OF YEAR (THOUSANDS)  $94,183      $95,691  $124,102 $120,660 $133,524  $146,335 $162,013 $179,191   $16,090

----------
(a)  "Ratio of total expenses to average net assets" for the year ended November
     30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended November 30, 1995, the expense ratio would have been 1.18%.
(b)  Excluding applicable sales charges.
(c)  Annualized for the period April 14, 1987 (Commencement of Investment
     Operations) to November 30, 1987.
(d)  Calculation based on average shares outstanding.

                             FINANCIAL HIGHLIGHTS
                        KEYSTONE TAX FREE INCOME FUND
                                CLASS B SHARES
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                        FEBRUARY 1, 1993
                                  YEAR ENDED            (DATE OF INITIAL
                                 NOVEMBER 30,          PUBLIC OFFERING)
                             ---------------------             TO
                             1995(d)        1994       NOVEMBER 30, 1993
                             --------     --------     ------------------
NET ASSET VALUE, BEGINNING
OF YEAR ...................    $ 8.88       $10.25                 $10.27
                               ------       ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income .....      0.44         0.45                   0.37
Net realized and unrealized
  gain (loss) on investments
  and futures contracts ...      1.11        (1.29)                  0.30
                               ------       ------                 ------
Total from investment
  operations ..............      1.55        (0.84)                  0.67
                               ------       ------                 ------
LESS DISTRIBUTIONS FROM:
Net investment income .....     (0.45)       (0.50)                 (0.37)
In excess of net investment
  income ..................     (0.01)        0.00                  (0.08)
Net realized gain on
  investments .............      0.00         0.00                  (0.24)
Tax basis return of capital      0.00        (0.03)                  0.00
                               ------       ------                 ------
Total distributions........     (0.46)       (0.53)                 (0.69)
                               ------       ------                 ------
Net asset value, end of
  year ....................    $ 9.97       $ 8.88                 $10.25
                               ======       ======                 ======
TOTAL RETURN(b)............     17.84%       (8.43%)                 6.59%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...........      1.96%(a)     1.88%                  1.96%(c)
  Net investment income....      4.59%        4.60%                  4.42%(c)
Portfolio turnover rate....        30%          98%                    47%
Net assets, end of year
  (thousands)..............   $33,449      $28,860                $14,091
----------
(a) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended November 30, 1995, the expense ratio would have been 1.94%.
(b) Excluding applicable sales charges.
(c) Annualized.
(d) Calculation based on average shares outstanding.

                             FINANCIAL HIGHLIGHTS
                        KEYSTONE TAX FREE INCOME FUND
                                CLASS C SHARES
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                        FEBRUARY 1, 1993
                                  YEAR ENDED            (DATE OF INITIAL
                                 NOVEMBER 30,          PUBLIC OFFERING)
                             ---------------------             TO
                             1995(d)        1994       NOVEMBER 30, 1993
                             --------     --------     ------------------
NET ASSET VALUE, BEGINNING
  OF YEAR .................    $ 8.88       $10.26           $10.27
                               ------       ------           ------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income .....      0.44         0.43             0.37
Net realized and unrealized
  gain (loss) on investments
  and futures contracts ...      1.11        (1.27)            0.31
                               ------       ------           ------
Total from investment
  operations ..............      1.55        (0.84)            0.68
                               ------       ------           ------
LESS DISTRIBUTIONS FROM:
Net investment income .....     (0.45)       (0.51)           (0.37)
In excess of net investment
  income ..................     (0.01)        0.00            (0.08)
Net realized gain on
  investments .............      0.00         0.00            (0.24)
Tax basis return of capital      0.00        (0.03)            0.00
                               ------       ------           ------
Total distributions........     (0.46)       (0.54)           (0.69)
                               ------       ------           ------
NET ASSET VALUE, END OF
  YEAR ....................    $ 9.97       $ 8.88           $10.26
                               ======       ======           ======
TOTAL RETURN(b)............     17.84%       (8.52%)           6.70%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...........      1.96%(a)     1.89%            1.94%(c)
  Net investment income....      4.59%        4.52%            4.41%(c)
Portfolio turnover rate....        30%          98%              47%
Net assets, end of year
  (thousands)..............   $20,386      $23,230          $27,261
----------
(a) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended November 30, 1995, the expense ratio would have been 1.94%.
(b) Excluding applicable sales charge.
(c) Annualized.
(d) Calculation based on average shares outstanding.

THE FUND
  The Fund is an open-end, diversified management investment company commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on October 24, 1986. The Fund is one of twenty funds managed by Keystone Management, Inc. ("Keystone Management"), its investment manager, and one of more than thirty funds advised by Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone"), the Fund's investment adviser. Keystone and Keystone Management are, from time to time, collectively referred to as "Keystone."

INVESTMENT OBJECTIVE AND POLICIES
INVESTMENT OBJECTIVE
  The Fund seeks the highest possible current income exempt from federal income taxes, while preserving capital.

  The investment objective of the Fund and the requirement that the Fund invest, under ordinary circumstances, at least 80% of its assets in federally tax-exempt obligations are fundamental and neither may be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended, ("1940 Act")).

  Of course, there can be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

PRINCIPAL INVESTMENTS
  Under ordinary circumstances, the Fund invests substantially all and at least 80% of its assets in federally tax-exempt obligations, including municipal bonds and notes and tax-exempt commercial paper obligations, that are obligations issued by or on behalf of states, territories and possessions of the United States ("U.S."), the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income taxes.

  Municipal bonds include debt obligations issued by or on behalf of a political subdivision of the U.S. or any agency or instrumentality thereof to obtain funds for various public purposes. In addition, municipal bonds include certain types of industrial development bonds that have been or may be issued by or on behalf of public authorities to finance privately operated facilities. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are payable only from the revenues of a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Since the Fund considers preservation of capital as well as the level of tax exempt income as its primary objective, the Fund may realize less income than a fund willing to expose shareholders' capital to greater risk.

  The Tax Reform Act of 1986 made significant changes in the federal tax status of certain obligations that were previously fully federally tax exempt. As a result, three categories of such obligations issued after August 7, 1986 now exist: (1) "public purpose" bonds, the income from which remains fully exempt from federal income tax; (2) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Internal Revenue Code of 1986, as amended (the "Code"), is includable in the calculation of the federal alternative minimum tax; and (3) "private activity" (private purpose) bonds, the income from which is not exempt from federal income tax. The Fund will not invest in private activity (private purpose) bonds and, except as described under "Other Eligible Securities," will not invest in qualified "private activity" industrial development bonds.

  The Fund invests in municipal bonds only if, at the date of investment, they are rated within the four highest grades by Standard & Poor's Corporation ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and Baa) and by Fitch Investor Services, Inc. -- Municipal Division ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by Keystone. Securities that are in the lowest investment grade (BBB or Baa) may have speculative characteristics.


  While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years or less than 5 years (other than certain money market securities).

OTHER ELIGIBLE SECURITIES
  The Fund may invest up to 20% of its assets under ordinary circumstances and up to 100% of its assets for temporary defensive purposes in the following types of instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1, the highest grade given by S&P, PRIME-1, the highest grade given by Moody's or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations (maturing in 13 months or less) that at the date of investment are rated A or better by S&P or Moody's;
(4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S.; and (5) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Code, is includable in the calculation of the federal alternative minimum tax.


  The Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when issued and delayed delivery basis, write covered call and put options and purchase call and put options, including purchasing call or put options to close out existing positions, and may employ new investment techniques with respect to such options. The Fund may also engage in currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation and may employ new investment techniques with respect to such futures contracts and related options. In addition, the Fund may invest in municipal obligations denominated in foreign currencies that are exempt from federal income tax and may use subsequently developed investment techniques that are related to any of its investment policies.


  In addition to the options and futures contracts mentioned above, only if it is consistent with its investment objective, the Fund may also invest in certain other types of "derivative instruments," including structured securities.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see "Additional Investment Information" and the statement of additional information.


INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental restrictions set forth below, which may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). These restrictions and certain other fundamental and nonfundamental restrictions are contained in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

  The Fund may not do the following:


    (1) purchase any security (other than U.S. government securities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

    (2) borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

    (3) purchase any security (other than U.S. government securities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry including industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry, and the Fund may invest more than 25% of its assets in industrial development bonds; and

    (4) invest more than 10% of its assets in securities with legal or contractual restrictions on resale or in securities for which market quotations are not readily available, or in repurchase agreements maturing in more than seven days.

  As a matter of practice, the Fund treats reverse repurchase agreements as borrowings for purposes of compliance with the limitations of the 1940 Act. Reverse repurchase agreements will be taken into account along with borrowings from banks for purposes of the 5% limit set forth in the second investment restriction above.

  The foregoing is only a summary of the Fund's investment restrictions and policies. See the statement of additional information for details and the full text of the Fund's investment restrictions and related policies.


RISK FACTORS
GENERAL
  Like any investment, your investment in the Fund involves an element of risk. Before you invest in the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information."

  Should the Fund need to raise cash to meet a large number of redemptions, it might have to sell portfolio securities at a time when it would be disadvantageous to do so.

  Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

  By itself, the Fund does not constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal or marketability. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for certain retirement plans that are unable to benefit from the Fund's federally tax-exempt dividends. In addition, the Fund may not be an appropriate investment for entities that are "substantial users" of facilities financed by industrial development bonds or related persons thereof.

  The market value of fixed income securities in which the Fund may invest are likely to vary inversely to changes in prevailing interest rates.

MUNICIPAL OBLIGATIONS
  The Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default or other nonpayment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Fund. In addition, the market for municipal obligations is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

  From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio could be materially affected. In such an event, the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

OTHER CONSIDERATIONS
  The Fund has undertaken to a state securities authority to disclose that zero coupon securities pay no interest to holders prior to maturity, and that the interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. If and when the Fund invests in zero coupon bonds, the Fund does not expect to have enough zero coupon bonds to have a material effect on dividends.

  Past performance should not be considered representative of future results.

PRICING SHARES
  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for the purpose of pricing Fund shares) except on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  The Fund values municipal obligations on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The Fund values short-term investments with maturities of sixty days or less when purchased at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. Short-term investments having maturities of more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market, and which in any case reflects fair value as determined by the Fund's Board of Trustees. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith according to procedures established by the Board of Trustees.

DIVIDENDS AND TAXES
  The Fund intends to make distributions from net investment income monthly and net realized long-term capital gains annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the dividend or distribution is based, or, at the shareholder's option, in cash. Shareholders who have not opted to receive cash prior to the payable date from net investment income or the record date for any distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution reinvestments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of the Fund are redeemed before a dividend has been declared.

  As of April 1, 1995, in compliance with a recent ruling issued by the Internal Revenue Service ("IRS"), the Fund treats its 12b-1 fees for tax purposes as operating expenses rather than as capital charges.

  The Fund has qualified and intends to qualify in the future as a regulated investment company under the Code. The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year. Any taxable distribution that would be declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which the dividend were declared. If the Fund qualifies and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  Because Class A shares bear most of the costs of distribution of such shares through payment of a front end sales charge, while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B and Class C shares will generally be higher, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.


  Any shareholder who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax adviser concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.


  Interest on certain "private activity bonds" issued after August 7, 1986, although otherwise tax exempt, is treated as a tax preference item for alternative minimum tax purposes. Under regulations to be promulgated, the Fund's exempt interest dividends will be treated the same way to the extent attributable to interest paid on such private activity bonds. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

  Since none of the Fund's income will consist of corporate dividends, no distributions will qualify for the corporate dividends received deduction.


  The Fund intends to distribute its net capital gains as capital gain dividends; such dividends are treated by shareholders as long-term capital gains. Such distributions will be designated as capital gain dividends by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

  Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends; that portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.


  The Fund may acquire an option to "put" specified securities to municipal bond dealers or issuers from whom the securities are purchased. It is expected that the Fund will be treated for federal income tax purposes as the owner of the municipal bonds acquired subject to the put. The interest on the municipal bonds will be tax exempt to the Fund, and the purchase prices must be allocated between such securities and the put based upon their respective fair market values. The IRS has not issued a published ruling on this matter and could reach a different conclusion.

  Some or all of the Fund's exempt interest dividends may be subject to state income taxes. The Fund will report to shareholders on a state by state basis the sources of its exempt interest dividends.

  At least 50% of the value of the Fund's assets must be invested in municipal bonds in order for distributions to qualify as exempt interest dividends at the end of each quarter. Under particularly unusual circumstances, such as when the Fund is in a prolonged defensive investment position, it is possible that no portion of the Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax; however, the Fund does not presently anticipate that such unusual circumstances will occur.


  The foregoing is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund are urged to consult their tax advisers with specific reference to their own tax situation.

FUND MANAGEMENT AND EXPENSES

BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the general supervision of the Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs.

INVESTMENT MANAGER
  Keystone Management, the Fund's investment manager, organized in 1989, is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to most of the other Keystone America Funds and to certain other funds in the Keystone Investments Family of Funds.


  Pursuant to its Investment Management Agreement with the Fund (the "Management Agreement"), Keystone Management has delegated its investment management functions, except for certain administrative and management services to Keystone and has entered into an Investment Advisory Agreement with Keystone (the "Advisory Agreement") under which Keystone provides investment advisory and management services to the Fund. Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains; and (4) storing documents relating to the Fund's activities.


  The Fund pays Keystone Management a fee for its services at the annual rate set forth below:
                                                           Aggregate Net Asset
Management                                                 Value of the Shares
Fee                                                                of the Fund
                                    Income
------------------------------------------------------------------------------
                                   2.0% of
                              Gross Dividend and
                             Interest Income Plus
0.50% of the first                                          $100,000,000, plus
0.45% of the next                                           $100,000,000, plus
0.40% of the next                                           $100,000,000, plus
0.35% of the next                                           $100,000,000, plus
0.30% of the next                                           $100,000,000, plus
0.25% of amounts over                                       $500,000,000


computed as of the close of business each business day and paid or accrued daily.

  During the fiscal year ended November 30, 1995, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $919,802, which represented 0.61% of the Fund's average net assets. Of such amount paid to Keystone Management, $781,832 was paid to Keystone for its services to the Fund.


INVESTMENT ADVISER
  Keystone, the Fund's investment adviser, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly named Keystone Group, Inc.) ("Keystone Investments"), 200 Berkeley Street, Boston, Massachusetts 02116-5034.


  Keystone Investments is a corporation predominantly owned by current and former members of management and certain employees of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.


  Pursuant to the Advisory Agreement, Keystone receives for its services an annual fee representing 85% of the management fee received by Keystone Management under the Management Agreement.


  The Management Agreement and the Advisory Agreement continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of the Management Agreement and the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Fund's Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund, Keystone Management or Keystone, or by a vote of the shareholders of the Fund. The Management Agreement and the Advisory Agreement will terminate automatically upon assignment.


  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.


FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to, expenses associated with certain Trustees, its transfer, dividend disbursing and shareholder servicing agent, its custodian, its independent auditors and legal counsel to its Board of Trustees; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Fund also pays its brokerage commissions, interest charges and taxes.

  For the fiscal year ended November 30, 1995, the Fund's Class A, Class B and Class C shares paid 1.19%, 1.96% and 1.96%, respectively, of average net assets in expenses.

  During the fiscal year ended November 30, 1995, the Fund paid or accrued to Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend disbursing agent, and Keystone Investments $19,338 as reimbursement for certain accounting services and paid or accrued to KIRC $211,525 for shareholder services. KIRC is a wholly-owned subsidiary of Keystone.

PORTFOLIO MANAGER
  Daniel A. Rabasco, a Keystone Vice President and Portfolio Manager has been responsible for the day-to-day management of the Fund since January, 1996. Mr. Rabasco has more than 7 years investment experience.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider as a factor the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, the Fund's principal underwriter or their affiliates.


  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.


PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended November 30, 1995 and 1994 were 30% and 98%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional gains and/or losses to shareholders. For additional information about brokerage and distributions, see the statement of additional information.

HOW TO BUY SHARES
  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) (the "Principal Underwriter"), the Fund's principal underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  In addition, you may open an account for the purchase of shares of the Fund by mailing to the Fund, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also open an account by telephoning 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in Fund shares in any amount may be made by check, by wiring federal funds or by an electronic funds transfer ("EFT").

  Orders for the purchase of Fund shares will be confirmed at an offering price equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day) plus, in the case of Class A shares, the applicable sales charge. Orders received by dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

  Orders for shares received other than as stated above will receive the offering price equal to the net asset value per share next determined (generally the next business day's offering price) plus, in the case of Class A shares, the applicable sales charge. The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly.

  Orders for shares received directly by the Fund from you will receive the offering price equal to the net asset value per share next computed after the Fund receives the purchase order plus, in the case of Class A shares, the front end sales charge.

  The initial purchase must be at least $1,000 for Class A, Class B and Class C shares. There is no minimum amount for subsequent purchases.


  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to KIRC by calling toll free 1-800-343-2898 or writing to KIRC or to the firm from which you received this prospectus.


ALTERNATIVE SALES OPTIONS
  The Fund offers three classes of shares:

CLASS A SHARES -- FRONT END LOAD OPTION
  Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a deferred sales charge when they are redeemed except as follows: Class A shares purchased on or after April 10, 1995 (1) in an amount equal to or exceeding $1,000,000 or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan sponsored by a corporation having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front end sales charge, will be subject to a contingent deferred sales charge for the 24 month period following the date of purchase. Certain Class A shares purchased prior to April 10, 1995 may be subject to a deferred sales charge upon redemption during the one year period following the date of purchase.

CLASS B SHARES -- BACK END LOAD OPTION
  Class B shares are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a contingent deferred sales charge if they are redeemed. Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge if redeemed during the 72 month period commencing with and including the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a deferred sales charge upon redemption during the four calendar years following purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.


CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within one year after the date of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter.


  Each class of shares, pursuant to its respective Distribution Plan, pays an annual service fee of 0.25% of the Fund's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average daily net assets attributable to their respective classes. As a result, income distributions paid by the Fund with respect to Class B and Class C shares will generally be less than those paid with respect to Class A.

  Investors who would rather pay the entire cost of distribution at the time of investment, rather than spread the cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case, 100% of the purchase price is invested immediately, depending on the amount of the purchase and the intended length of investment.

  The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more and will not normally accept any purchase of Class C shares in the amount of $1,000,000 or more.


                ----------------------------------------------

CLASS A SHARES

  Class A shares are offered at net asset value plus an initial sales charge as follows:

                                                    AS A % OF  CONCESSION TO
                                       AS A % OF   NET AMOUNT  DEALERS AS A % OF
AMOUNT OF PURCHASE                OFFERING PRICE     INVESTED* OFFERING PRICE
--------------------------------------------------------------------------------
Less than $100,000 ................        4.75%      4.99%                4.25%
$100,000 but less than $250,000 ...        3.75%      3.90%                3.25%
$250,000 but less than $500,000 ...        2.50%      2.56%                2.25%
$500,000 but less than $1,000,000 .        1.50%      1.52%                1.50%

*Rounded to the nearest one-hundredth percent.

                ----------------------------------------------


  Purchases of the Fund's Class A shares in the amount of $1 million or more and/or purchases of Class A shares made by a Qualifying Plan or a tax-sheltered annuity plan sponsored by a public educational entity having 5,000 or more eligible employees (a "TSA Plan") will be at net asset value without the imposition of a front-end sales charge (each such purchase, an "NAV Purchase").


  With respect to NAV Purchases, the Principal Underwriter will pay broker/ dealers or others concessions based on (1) the investor's cumulative purchases during the one-year period beginning with the date of the initial NAV Purchase and (2) the investor's cumulative purchases during each subsequent one-year period beginning with the first NAV Purchase following the end of the prior period. For such purchases, concessions will be paid at the following rate:
1.00% of the investment amount up to $2,999,999; plus 0.50% of the investment amount between $3,000,000 and $4,999,999; plus 0.25% of the investment amount over $4,999,999.


  With the exception of Class A shares acquired by a TSA Plan, Class A shares acquired on or after April 10, 1995 in an NAV Purchase are subject to a contingent deferred sales charge of 1.00% upon redemption during the 24 month period commencing on the date the shares were originally purchased. Class A shares acquired by a TSA Plan in an NAV Purchase are not subject to a contingent deferred sales charge. Certain Class A shares purchased without a front-end sales charge prior to April 10, 1995 are subject to a contingent deferred sales charge of 0.25% upon redemption during the one year period commencing on the date such shares were originally purchased.

  The sales charge is paid to the Principal Underwriter, which, in turn, normally reallows a portion to your broker-dealer. In addition, your broker-dealer currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of outstanding shares of Class A maintained by such recipient on the books of the Fund for specified periods.


  Upon written notice to dealers with whom it has dealer agreements, the Principal Underwriter may reallow up to the full applicable sales charge.


  Initial sales charges may be eliminated for persons purchasing Class A shares which are included in a broker-dealer or investment adviser managed fee based program (a wrap account) with broker dealers or investment advisers who have entered into special agreements with the Principal Underwriter. Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. See Exhibit A to this prospectus.

  Upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after a change in the registered representative's employment, where the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by Keystone or its affiliates; and the shareholder either (1) paid a front end sales charge, or
(2) was at some time subject to, but did not actually pay, a contingent deferred sales charge with respect to the redemption proceeds.

  Upon prior notification to the Principal Underwriter, Class A shares may currently be purchased at net asset value by clients of registered representatives within six months after the redemption of shares of any registered open-end investment company not distributed or managed by Keystone or its affiliates, when the amount invested represents redemption proceeds from such unrelated registered open-end investment company, and the shareholder either (1) paid a front end sales charge, or (2) was at some time subject to, but did not actually pay, a contingent deferred sales charge with respect to the redemption proceeds. The foregoing special offer is subject to change and may be modified or terminated in the future.

CLASS A DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures, currently limited to 0.25% annually of the average daily net asset value of Class A shares, to pay expenses associated with the distribution of Class A shares. Amounts paid by the Fund to the Principal Underwriter under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such recipients on the books of the Fund for specified periods.


CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge.


  With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, imposes a deferred sales charge in accordance with the following schedule:

                                                 DEFERRED
                                                  SALES
                                                  CHARGE
REDEMPTION TIMING                                IMPOSED
-----------------                                -------
First twelve month period ....................    5.00%
Second twelve month period ...................    4.00%
Third twelve month period ....................    3.00%
Fourth twelve month period ...................    3.00%
Fifth twelve month period ....................    2.00%
Sixth twelve month period ....................    1.00%


No deferred sales charge is imposed on amounts redeemed thereafter.

  With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, imposes a deferred sales charge of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No deferred sales charge is imposed on amounts redeemed thereafter.

  When imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by deferred sales charges retained by the Principal Underwriter. See "Contingent Deferred Sales Charges and Waiver of Sales Charges" below.


  Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will similarly convert to Class A shares at the end of seven calendar years after the year of purchase. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to KIRC.) Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

  The Class B shares so converted or exchanged will no longer be subject to the higher distribution expenses and other expenses, if any, borne by Class B shares. Because the net asset value per share of Class A shares may be higher or lower than that of the Class B shares at the time of conversion or exchange, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted or exchanged.


CLASS B DISTRIBUTION PLANS
  The Fund has adopted Distribution Plans with respect to its Class B shares (the "Class B Distribution Plans") that provide for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) (1) as commissions for Class B shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient outstanding on the books of the Fund for specified periods. See "Distribution Plans" below.


CLASS C SHARES
  Class C shares are available only through dealers who have special dealer agreements with the Principal Underwriter. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund imposes a deferred sales charge of 1.00% on shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.


CLASS C DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class C shares ("Class C Distribution Plan") that provides for expenditures at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of the distribution of Class C shares. Payments under the Class C Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) (1) as commissions for Fund shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.


  The Principal Underwriter generally reallows to brokers or others a commission in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold, and, beginning approximately fifteen months after purchase, a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans") plus service fees at an annual rate of 0.25%, respectively, of the average daily net asset value of Class C shares maintained by such recipients on the books of the Fund for specified periods. See "Distribution Plans" below.

CONTINGENT DEFERRED SALES CHARGE
AND WAIVER OF SALES CHARGES
  Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

  No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than one or two years, as the case may be, from the date of purchase; (4) Class B shares held more than four consecutive calendar years or more than 72 months from and including the month of purchase, as the case may be; or (5) Class C shares held for more than one year from the date of purchase. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no contingent deferred sales charge will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.


  In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an automatic withdrawal plan of up to 1.5% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


  The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a contingent deferred sales charge to certain Directors, Trustees, officers and employees of the Fund and Keystone and certain of their affiliates; registered representatives of firms with dealer agreements with the Principal Underwriter; and a bank or trust company acting as a trustee for a single account.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain dealers whose representatives have sold or are expected to sell significant amounts of the Fund. In addition, dealers may, from time to time, receive additional cash payments. The Principal Underwriter may provide written information to dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD. Dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933.


  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such dealer.

  The Principal Underwriter may also pay a transaction fee (up to the level of payment allowed to dealers for the sale of shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund for their clients.

  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, would be appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION PLANS
  As discussed above, the Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.


  The NASD limits the amount that a fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of a fund's shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

  If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan. If the Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

  In connection with financing its distribution costs, including commission advances to dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and contingent deferred sales charge collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.


  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.


  For Class B shares sold prior to June 1, 1995, unreimbursed distribution expenses at November 30, 1995 were $1,945,004 (5.81% of such Class B net assets at November 30, 1995). For Class B shares sold on or after June 1,
1995, unreimbursed distribution expenses at November 30, 1995 were $162,557 (.49% of such Class B net assets at November 30, 1995). Unreimbursed Class C Distribution Plan expenses at November 30, 1995 were $2,197,650 (10.78% of Class C net assets at November 30, 1995).

  For the fiscal year ended November 30, 1995, the Fund paid the Principal Underwriter $229,818, $320,355 ($310,343 with respect to Class B shares sold prior to June 1, 1995 and $10,012 with respect to Class B shares sold on or after June 1, 1995) and $216,296 pursuant to its Class A, Class B and Class C Distribution Plans, respectively.


  Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.


HOW TO REDEEM SHARES
  You may redeem Fund shares for cash at their net asset value upon written order sent by you to the Fund, c/o KIRC, and presentation to the Fund of a properly endorsed share certificate if certificates have been issued. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone you must have completed the authorization in your account application. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in your account application.

  The redemption value is the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption.

  If imposed, the deferred sales charge is deducted from redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares with a certified check or by bank wire of funds or EFT. Although the mailing of a redemption check or wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you.
Payment of the amount due on redemption, less any applicable contingent deferred sales charge (as described above), will be made within seven days thereafter except as discussed herein.

  You may also redeem your shares through broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to buy shares". If the Principal Underwriter has received proper documentation it will pay the redemption proceeds, less any applicable deferred sales charge, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fees for this service. Your broker-dealer, however, may charge a service fee.


  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Fund and KIRC may waive this requirement, but may also require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less where the account address of record has been the same for a minimum period of 30 days. The Fund and KIRC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.


TELEPHONE
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. You must complete the Telephone Redemption section of the application to enjoy telephone redemption privileges.

  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If the redemption proceeds are less than $2,500, they will be mailed by check. If they are $2,500 or more, they will be mailed, wired or sent by EFT to your previously designated bank account as you direct. If you do not specify how you wish your redemption proceeds be sent, they will be mailed by check.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker as set forth herein.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No deferred sales charges are applied to such redemptions.

REDEMPTIONS IN KIND
  If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, KIRC nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, KIRC nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.


  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained from KIRC by writing or by calling toll free 1-800-343-2898.


KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price, total return and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll-free 1-800-346-3858 on any touch tone telephone, 24 hours a day, seven days a week.


EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange shares of the Fund for shares of certain other Keystone America Funds and Keystone Liquid Trust ("KLT") as follows:

    Class A shares may be exchanged for Class A shares of other Keystone America Funds and Class A shares of KLT;


    Class B shares, except as noted below, may be exchanged for the same type of Class B shares of other Keystone America Funds and the same type of Class B shares of KLT; and


    Class C shares may be exchanged for Class C shares of other Keystone America Funds and Class C shares of KLT.


    Class B shares purchased on or after June 1, 1995 cannot be exchanged for Class B shares of Keystone Capital Preservation and Income Fund during the 24 month period commencing with and including month of purchase.

  The exchange of Class B shares and Class C shares will not be subject to a contingent deferred sales charge. However, if the shares being tendered for exchange are


  (1) Class A shares acquired in an NAV purchase or otherwise without a front end sales charge,

  (2) Class B shares that have been held for less than 72 months or four years, as the case may be, or

  (3) Class C shares that have been held for less than one year,

and are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction.


  You may exchange shares for another Keystone fund for a $10 fee by writing or calling Keystone. The exchange fee is waived for individual investors who make an exchange using KARL. Shares purchased by check are eligible for exchange after 15 days. If the shares being tendered for exchange are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right, to terminate this exchange offer, including the right to change the fee for each exchange.


  Orders to exchange a certain class of shares of the Fund for the corresponding class of shares of KLT will be executed by redeeming the shares of the Fund and purchasing the corresponding class of shares of KLT at the net asset value of KLT shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

KEYSTONE AMERICA MONEY LINE
  Keystone America Money Line eliminates the delay of mailing a check or the expense of wiring funds. You must request the service on your application. Keystone America Money Line allows you to authorize electronic transfers of money to purchase shares in any amount and to redeem up to $50,000 worth of shares. You can use Keystone America Money Line like an "electronic check" to move money between your bank account and your account in the Fund with one telephone call. You must allow two business days after the call for the transfer to take place. For money recently invested, you must allow normal check clearing time before redemption proceeds are sent to your bank.

  You may also arrange for systematic monthly or quarterly investments in your Keystone America account. Once proper authorization is given, your bank account will be debited to purchase shares in the Fund. You will receive confirmation from the Principal Underwriter for every transaction.


  To change the amount of or terminate a Keystone America Money Line service (which could take up to 30 days), you must write to KIRC, and include your account number.

RETIREMENT PLANS
  The Fund has various pension plans and profit-sharing plans available to investors, including Individual Retirement Accounts ("IRAs"); Rollover IRAs; Simplified Employee Pension Plans ("SEPs"); Tax Sheltered Arrangements ("TSAs"); 401(k) Plans; Keogh Plans; Corporate Profit- Sharing Plans, and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

AUTOMATIC WITHDRAWAL PLAN
  Under an Automatic Withdrawal Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Fund shares in your account when the Automatic Withdrawal Plan is opened. Fixed withdrawal payments are not subject to a deferred sales charge. Excessive withdrawals may decrease or deplete the value of your account. Because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Fund's shares while participating in an Automatic Withdrawal Plan.


DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high, which may cause a lower average cost per share than a less systematic investment approach.


  Prior to participating in dollar cost averaging, you must have established an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment (minimum $100) you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund. If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase, will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent. See Exhibit A -- "Reduced Sales Charges" at the back of the prospectus.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any class of Keystone America Fund shares you may own automatically invested to purchase the same class of shares of any other Keystone America Fund. You may select this service on the application and indicate the Keystone America Fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent. See Exhibit A -- "Reduced Sales Charges" at the back of the prospectus.


OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.


PERFORMANCE DATA
  From time to time, the Fund may advertise "total return," "current yield" and a "tax equivalent yield." ALL FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the sales charge and all recurring charges, if any, applicable to all shareholder accounts. The deduction of the contingent deferred sales charge is reflected in the applicable years. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any.


  Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax exempt yield.


  Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

  The Fund may also include comparative performance information and general mutual fund industry information for each class of shares when advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS-Weisenberger and Value Line or other financial and industry publications.

FUND SHARES
  The Fund currently issues three classes of shares, which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses, from time to time, are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan;
(3) each class has different exchange privileges; and (4) each class generally has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and freely assignable as collateral. There are no sinking fund provisions. The Fund is authorized to issue additional series or classes of shares.

  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting. Shareholders may be eligible for shareholder communication assistance in connection with the special meeting.

  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION
  KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and serves as the Fund's transfer agent and dividend disbursing agent.


  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the Fund intends, when an annual report or a semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.


  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      ADDITIONAL INVESTMENT INFORMATION

CORPORATE AND MUNICIPAL BOND RATINGS

S&P CORPORATE AND MUNICIPAL BOND RATINGS

A.  MUNICIPAL NOTES
  An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

  1. amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and

  2. source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  Note ratings are as follows:

  1. SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

  2. SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

  3. SP-3 -- Speculative capacity to pay principal and interest.

B.  TAX EXEMPT DEMAND BONDS
  S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

C.  CORPORATE AND MUNICIPAL BOND RATINGS
  An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

  The ratings are based, in varying degrees, on the following considerations:

    1. likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    2. nature of and provisions of the obligation; and

    3. protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

D.  BOND RATINGS ARE AS FOLLOWS:
  1. AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  2. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  3. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  4. BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

A.  MUNICIPAL NOTES
  A Moody's rating for municipal short-term obligations will be designated Moody's Investment Grade or (MIG). These ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and the short-term cyclical elements are critical in short-term ratings.

  A short-term rating may also be assigned on issues with a demand feature -- variable rate demand obligation (VRDO). Such ratings will be designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on the external liquidity.

  The note ratings are as follows:

  1. MIG1/VMIG1 This designation denotes the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

  2. MIG2/VMIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

  3. MIG3/VMIG3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

  4. MIG4/VMIG4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

B.  CORPORATE AND MUNICIPAL BOND RATINGS
  1. Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  2. Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

  3. A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

  4. Baa -- Bonds rated Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  CON. (--) -- Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (1) earnings of projects under construction, (2) earnings of projects unseasoned in operation experience, (3) rentals that begin when facilities are completed, or (4) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  Those municipal bonds in the Aa, A, and Baa groups that Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.

FITCH CORPORATE AND MUNICIPAL RATINGS

A.  MUNICIPAL NOTES
  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally three years or less. These include commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  The note ratings are as follows:

  1. F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  2. F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

  3. F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the two higher ratings.

  4. F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

B.  CORPORATE AND MUNICIPAL BOND RATINGS
    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) OR MINUS (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

A CONDITIONAL rating is premised on the successful completion of a project or the occurrence of a specific event.

  Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C1 by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/ or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where in Keystone's judgment there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Caa by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated BB, B, CCC, CC, and C by Fitch is regarded as speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C represents the highest degree of speculation. Debt rated DDD, DD, and D are in default on interest and/or principal payments.

DESCRIPTIONS OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES AVAILABLE TO THE FUND


  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.


OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes acquired by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in the statement of additional information.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with appropriate regulatory organizations. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. Borrowing and reverse repurchase agreements magnify the potential for gain or loss on the portfolio securities of the Fund and, therefore, increase the possibility of fluctuation in the Fund's net asset value. Such practices may constitute leveraging. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. The staff of the Securities and Exchange Commission ("SEC") has taken the position that the 1940 Act treats reverse repurchase agreements as being included in the percentage limit on borrowings imposed on a Fund.

"WHEN ISSUED" SECURITIES
  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if as a result the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

DERIVATIVES
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures, is provided later in this section and is provided in the Fund's statement of additional information.

  Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. See "Structured Securities" below. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. To the extent permitted by its investment policies and restrictions, the Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities which are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. However, the Fund does not expect that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. To the extent permitted by its investment policies and restrictions, the Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying security or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade generally are listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

  The staff of the SEC is of the view that the premiums that the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its investment restriction relating to illiquid investments.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

VARIABLE AND FLOATING RATE INSTRUMENTS. Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

  If permitted by its investment policies, the Fund may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

INVERSE FLOATING RATE SECURITIES. If permitted by its investment policies, the Fund may also invest in securities with rates that move inversely to market rates ("inverse floaters"). An inverse floater bears an interest rate that resets in the opposite direction of the change in a specified interest rate index. As market interest rates rise, the interest rate on the inverse floater goes down, and vice versa. Inverse floaters tend to exhibit greater price volatility than fixed-rate bonds of similar maturity and credit quality. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Moreover, the secondary market for inverse floaters may be limited in rising interest rate environments.

  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in market value.

STRUCTURED SECURITIES. Structured securities generally represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

                                                                     EXHIBIT A

                            REDUCED SALES CHARGES


  Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of either Fund alone or in combination with Class A shares of other Keystone America Funds. Only Class A shares subject to an initial or deferred sales charge are eligible for inclusion in the reduced sales charge program.

  For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or Letters of Intent, the term "Purchaser" includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.


CONCURRENT PURCHASES
  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of Class A shares of two or more of the "Eligible Funds," as defined below. For example, if a Purchaser concurrently invested $75,000 in one of the other "Eligible Funds" and $75,000 in the Fund, the sales charge would be that applicable to a $150,000 purchase, i.e., 3.75% of the offering price, as indicated in the sales charge schedule in the prospectus.


RIGHT OF ACCUMULATION
  In calculating the sales charge applicable to current purchases of a Fund's Class A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Class A shares of the Fund and Class A shares of certain other eligible funds that are still held in (or exchanged for shares of and are still held in) the same or another eligible fund ("Eligible Fund(s)"). The Eligible Funds are the Keystone America Funds and Keystone Liquid Trust.


  For example, if a Purchaser held shares valued at $99,999 and purchased an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75% of the offering price as indicated in the sales charge schedule. KIRC must be notified at the time of purchase that the Purchaser is entitled to a reduced sales charge, which reduction will be granted subject to confirmation of the Purchaser's holdings. The Right of Accumulation may be modified or discontinued at any time.


LETTER OF INTENT
  A Purchaser may qualify for a reduced sales charge on a purchase of Class A shares of either Fund alone or in combination with purchases of Class A shares of any of the other Eligible Funds by completing the Letter of Intent section of the application. By so doing, the Purchaser agrees to invest within a thirteen-month period a specified amount, that, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified on the application, as described in this prospectus. The Letter of Intent does not obligate the Purchaser to purchase, nor a Fund to sell, the amount indicated.


  After the Letter of Intent is received by KIRC, each investment made will be entitled to the sales charge applicable to the level of investment indicated on the application. The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Eligible Funds during the preceding ninety-day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  If total purchases made pursuant to the Letter of Intent are less than the amount specified, the Purchaser will be required to remit an amount equal to the difference between the sales charge paid and the sales charge applicable to purchases actually made. Out of the initial purchase (or subsequent purchases, if necessary) 5% of the dollar amount specified on the application will be held in escrow by KIRC in the form of shares registered in the Purchaser's name. The escrowed shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge paid. All income and capital gains distributions on escrowed shares will be paid to the Purchaser or his order.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen-month period), the Purchaser will be notified and the escrowed shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually attained. If the Purchaser does not within 20 days after written request by the Principal Underwriter or his dealer pay such difference in sales charge, KIRC will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by KIRC. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irrevocably constitutes and appoints KIRC his attorney to surrender for redemption any or all escrowed shares with full power of substitution.

  The Purchaser or his dealer must inform the Principal Underwriter or KIRC that a Letter of Intent is in effect each time a purchase is made.

------------------------------------
           KEYSTONE AMERICA
             FUND FAMILY

                  *

Capital Preservation and Income Fund
     Government Securities Fund
    Intermediate Term Bond Fund
       Strategic Income Fund
         World Bond Fund
       Tax Free Income Fund
  California Insured Tax Free Fund
      Florida Tax Free Fund
   Massachusetts Tax Free Fund
     Missouri Tax Free Fund
 New York Insured Tax Free Fund
   Pennsylvania Tax Free Fund
     Texas Tax Free Fund
    Fund for Total Return
  Global Opportunities Fund
Hartwell Emerging Growth Fund, Inc.
      Hartwell Growth Fund
           Omega Fund
      Fund of the Americas
    Strategic Development Fund
------------------------------------

[Logo]  KEYSTONE
        INVESTMENTS

        Keystone Investment Distributors Company
        200 Berkeley Street
        Boston, Massachusetts 02116-5034


TFIF-P 3/96                       [Recycle Logo]



                                    --------------------------------------------
                                                     KEYSTONE








                                                    TAX FREE
                                                   INCOME FUND
                                    --------------------------------------------

                                                      [Logo]

                                                  PROSPECTUS AND
                                                   APPLICATION

                          KEYSTONE TAX FREE INCOME FUND


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                          KEYSTONE TAX FREE INCOME FUND

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          KEYSTONE TAX FREE INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March , 1996



This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Tax Free Income Fund (formerly named Keystone America Tax Free Income Fund) (the "Fund"), dated March , 1996. A copy of the prospectus may be obtained from Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) (the "Principal Underwriter"), the Fund's principal underwriter, 200 Berkeley Street, Boston, Massachusetts 02116-5034 or your broker-dealer.



                                TABLE OF CONTENTS


                                                                     Page

         The Fund                                                      2
         Investment Policies                                           2
         Investment Restrictions                                       5
         Valuation of Securities                                       9
         Sales Charges                                                10
         Distribution Plans                                           13
         Redemptions in Kind                                          17
         Investment Manager                                           17
         Investment Adviser                                           20
         Trustees and Officers                                        21
         Principal Underwriter                                        25
         Brokerage                                                    26
         Declaration of Trust                                         28
         Standardized Total Return and Yield Quotations               30
         Additional Information                                       31
         Appendix                                                    A-1
         Financial Statements                                        F-1
         Independent Auditors' Report                                F-18

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

         The Fund is an open-end, diversified management investment company commonly known as a mutual fund. The Fund seeks the highest possible current income, exempt from federal income taxes, while preserving capital. The Fund was formed as a Massachusetts business trust on October 24, 1986. The Fund is managed by Keystone Management, Inc. ("Keystone Management") and advised by Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone").

         The essential information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


--------------------------------------------------------------------------------
                               INVESTMENT POLICIES
--------------------------------------------------------------------------------

         The Fund invests primarily in municipal bonds, but also may invest in certain other securities as described below.

MUNICIPAL BONDS

         Municipal bonds include debt obligations issued by or on behalf of a state, a territory or a possession of the United States ("U.S."), the District of Columbia or any political subdivision, agency or instrumentality thereof (for example, counties, cities, towns, villages, districts, authorities) to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds have been or may be issued by or on behalf of public authorities to finance certain privately-operated facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal bonds if the interest paid thereon qualifies as fully exempt from federal income tax. The income of certain types of industrial development bonds used to finance certain privately-operated facilities (qualified "private activity" bonds) issued after August 7, 1986, while exempt from federal income tax, is included for the purposes of the calculation of the alternative minimum tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal bonds, although the current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and limited obligation or "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation or revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, such as the user of the facility. Industrial development bonds that are municipal bonds are, in most cases, revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit quality of industrial development revenue bonds is usually directly related to the credit standing of the owner or user of the facilities. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investor Services, Inc. - Municipal Division ("Fitch"), as described herein and in the prospectus, represent their opinions as to the quality of the municipal bonds that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, interest rate and rating may have different yields while municipal bonds of the same maturity and interest rate with different ratings may have the same yield. It should also be noted that the standards of disclosure applicable to and the amount of information relating to the financial condition of issuers of municipal bonds are not generally as extensive as those relating to corporations.

         Subsequent to its purchase by the Fund, an issue of municipal bonds or other investment may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but Keystone will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio.

         The ability of the Fund to achieve its investment objective is dependent upon the continuing ability of issuers of municipal bonds to meet their obligations to pay interest and principal when due. Obligations of issuers of municipal bonds, including municipal bonds issued by them, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its or their municipal bonds may be materially affected. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales including those by the Fund.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio could be materially affected. In which event, the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

         The Tax Reform Act of 1986 made significant changes in the federal tax status of certain obligations that were previously fully federally tax exempt. As a result, three categories of such obligations issued after August 7, 1986 now exist: (1) "public purpose" bonds, the income from which remains fully exempt from federal income tax; (2) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Internal Revenue Code, as amended (the "Code"), is included in the calculation of the federal alternative minimum tax; and (3) "private activity" (private purpose) bonds, the income from which is not exempt from federal income tax. The Fund will not invest in private activity (private purpose) bonds, and, except as described under "Other Eligible Securities," will not invest in qualified "private activity" industrial development bonds.

OTHER ELIGIBLE SECURITIES

         The Fund may invest up to 20% of its assets under ordinary circumstances and up to 100% of its assets for temporary defensive purposes in the following types of instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1 (the highest grade given by S&P), Prime-1 (the highest grade given by Moody's) or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks, or savings and loan associations, having at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations that at the date of investment are rated A or better by S&P or Moody's; (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; and (5) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Code, is included in the calculation of the federal alternative minimum tax.

FUNDAMENTAL NATURE OF INVESTMENT OBJECTIVE


         The investment objective of the Fund is fundamental and may not be changed without approval of the holders of a majority as defined in the Investment Company Act of 1940 ("1940 Act") of the Fund's outstanding voting shares (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares)(a "1940 Act majority").



--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The investment restrictions set forth below are fundamental and may not be changed without the vote of a 1940 Act Majority of the Fund's outstanding voting shares. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value. The Fund may not do the following:

         (1) purchase any security (other than U.S. government securities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

         (2) purchase securities on margin, except that it may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (4) borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

         (5) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets;

         (6) issue senior securities; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities, are not deemed to be the issuance of a senior security;

         (7) make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to broker-dealers and enter into repurchase agreements;

         (8) purchase any security (other than U.S. government securities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry and the Fund may invest more than 25% of its assets in industrial development bonds;

         (9) invest more than 10% of its total assets in securities with legal or contractual restrictions on resale or in securities for which market quotations are not readily available, or in repurchase agreements maturing in more than seven days;

         (10) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         (11) purchase securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (12) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and may engage in currency or other financial futures contracts and related options transactions; and

         (13) underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         Additional restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not purchase or retain securities of an issuer if, to the knowledge of the Fund, officers, Trustees or Directors of the Fund or Keystone each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer, or such persons or management personnel of the Fund or Keystone have a substantial beneficial interest in the securities of such issuer. Portfolio securities of the Fund may not be purchased from or sold or loaned to Keystone or any affiliate thereof or any of their Directors, officers or employees.

         Although not fundamental restrictions or policies requiring a shareholders' vote to change, the Fund has undertaken to a state securities authority that, so long as the state authority requires and shares of the Fund are registered for sale in that state, the Fund (1) will not invest in interests in oil, gas or other mineral exploration or development programs, except publicly traded securities of companies engaging in such activities; (2) will not write, purchase or sell puts, calls or combinations thereof, except that it may purchase "stand-by commitments" and master demand notes; and (3) in connection with the purchase of debt securities, it may acquire warrants or other rights to subscribe for securities of issuers or securities of parents or subsidiaries of such issuers (warrants), provided that no more than 5% of its total assets may be invested in warrants (for the purpose of this restriction, warrants attached to securities acquired by the Fund may be deemed to be without value), in all cases unless authorized by a vote of a majority of the Fund's outstanding voting shares.

         In addition, although not fundamental restrictions or policies requiring a shareholders' vote to change, the Fund has undertaken to a state securities authority that, so long as the state authority requires and shares of the Fund are registered for sale in that state, the Fund will (1) limit its purchase of warrants to 5% of net assets, of which 2% may be warrants not listed on the New York or American Stock Exchange; and (2) not invest in real estate limited partnership interests.

         Although not a fundamental restriction or policy requiring a shareholders' vote to change, the Fund has undertaken to state securities authorities that, so long as the state authorities require and shares of the Fund are registered for sale in those states, the Fund will not invest in securities (other than U.S. government securities) of any issuer if, as a result, more than 5% of its total assets would be invested in securities of a single issuer.

         The Fund does not presently intend to invest more than 25% of its total assets in (1) municipal bonds of a single state and its subdivisions, agencies and instrumentalities; of a single territory or possession of the U.S. and its subdivisions, agencies or instrumentalities; or of the District of Columbia and any subdivision, agency or instrumentality thereof; or (2) municipal bonds, the payment of which depends on revenues derived from a single facility or similar types of facilities. Since certain municipal bonds may be related in such a way that an economic, business or political development or change affecting one such security could likewise affect the other securities, a change in this policy could result in increased investment risk, but no change is presently contemplated. The Fund may invest more than 25% of its total assets in industrial development bonds.

         For the purpose of limitations 1, 10 and 13, the Fund will treat each state, territory and possession of the U.S., the District of Columbia and, if its assets and revenues are separate from those of the entity or entities creating it, each political subdivision, agency and instrumentality of any one (or more, as in the case of a multi-state authority or agency) of the foregoing as an issuer of all securities that are backed primarily by its assets or revenues; each company as an issuer of all securities that are backed primarily by its assets or revenues; and each of the foregoing entities as an issuer of all securities that it guarantees; provided, however, that for the purpose of limitation 1 no entity shall be deemed to be an issuer of a security that it guarantees so long as no more than 10% of the Fund's total assets (taken at current value) are invested in securities guaranteed by the entity and securities of which it is otherwise deemed to be an issuer.

         Although not fundamental restrictions or policies requiring a shareholders' vote to change, the Fund has undertaken to a state securities authority that, so long as the state authority requires and shares of the Fund are registered for sale in that state, the Fund (1) will limit its purchase of warrants to 5% of net assets, of which 2% may be warrants not listed on the New York or American Stock Exchange; and (2) will not invest in real estate limited partnership interests.

         Although not a fundamental restriction or a policy requiring a shareholders' vote to change, the Fund has undertaken to a state securities authority that, so long as the state authority requires and shares of the Fund are registered for sale in that state, the Fund will maintain 300% asset coverage with respect to any bank borrowings.

         In order to permit the sale of Fund shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it will revoke the commitment by terminating sales of its shares in the state involved.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.


--------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------

         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities for which market quotations are readily available are valued at the mean of the bid and asked prices at the time of valuation;

         (2) short-term investments that are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (3) short-term investments having maturities of more than sixty days, for which market quotations are readily available, are valued at current market value;

         (4) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (5) the following securities are valued at prices deemed in good faith to be fair under procedures established by the Fund's Board of Trustees: (a) securities, including restricted securities, for which market quotations are not readily available; and (b) other assets.


         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing municipal bonds. As a result, depending on the particular municipal bonds owned by the Fund, it is likely that most of the valuations for such bonds will be based upon their fair value determined under procedures approved by the Fund's Board of Trustees. The Fund's Board of Trustees has authorized the use of a pricing service to determine the fair value of its municipal bonds and certain other securities. Non-tax exempt securities for which market quotations are readily available are valued on a consistent basis at that price quoted that, in the opinion of the Board of Trustees or the person designated by the Board of Trustees to make the determination, most nearly represents the market value of the particular security.



--------------------------------------------------------------------------------
                                  SALES CHARGES
--------------------------------------------------------------------------------

GENERAL


         The Fund currently offers three classes of shares. Class A shares are offered with a maximum front end sales charge of 4.75% payable at the time of purchase ("Front End Load Option"). Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge payable upon redemption during the 72 month period from and including the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a contingent deferred sales charge payable upon redemption within four calendar years after purchase ("Back End Load Option"). Class B shares purchased on or after June 1, 1995 that have been outstanding eight years from and including the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 that have been outstanding during seven calendar years will similarly convert to Class A shares. (Conversion of Class B shares represented by stock certificates will require the return of stock certificates to Keystone Investor Resource Center, Inc., the Fund's transfer and dividend disbursing agent ("KIRC").) Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within one year after purchase ("Level Load Option"). Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter. The prospectus contains a general description of how investors may buy shares of the Fund, as well as a table of applicable sales charges for Class A shares, a discussion of reduced sales charges that may apply to subsequent purchases and a description of applicable contingent deferred sales charges.


CONTINGENT DEFERRED SALES CHARGES

         In order to reimburse the Fund for certain expenses relating to the sale of its shares (see "Distribution Plans"), a contingent deferred sales charge is imposed at the time of redemption of certain Fund shares, as follows:

CLASS A SHARES

         With certain exceptions, purchases of Class A shares made on or after April 10, 1995 (1) in an amount equal to or exceeding $1,000,000 and/or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan sponsored by a corporation having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front-end sales charge, will be subject to a contingent deferred sales charge of 1.00% during the 24 month period following the date of purchase. Certain Class A shares purchased without a front-end sales charge prior to April 10, 1995 may be subject to a contingent deferred sales charge of 0.25% upon redemption during the one-year period commencing on the date such shares were originally purchased. The contingent deferred sales charge will be retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS B SHARES

         With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, will impose a deferred sales charge as a percentage of the lesser of net asset value or net cost of such Class B shares redeemed during succeeding twelve-month periods following the month of purchase as follows: 5% during the first period; 4% during the second period; 3% during the third period; 3% during the fourth period; 2% during the fifth period; and 1% during the sixth period. No deferred sales charge is imposed on amounts redeemed thereafter.


         With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, imposes a deferred sales charge of 3.00% on shares redeemed during the calendar year of purchase and during the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No deferred sales charge is imposed on amounts redeemed thereafter.


         When imposed, the contingent deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The contingent deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by deferred sales charges retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS C SHARES


         With certain exceptions, the Fund will impose a deferred sales charge of 1% on Class C shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. When imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.


CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares.

         No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than one or two years, as the case may be, from the date of purchase; (4) Class B shares held during more than four consecutive calendar years or more than 72 months after the month of purchase, as the case may be; or (5) Class C shares held for more than one year from the date of purchase.

         Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no contingent deferred sales charge imposed when the shares of a class are exchanged for the shares of the same class of another Keystone America Fund. Moreover, when shares of one such class of a fund have been exchanged for shares of another such class of a fund, for purposes of any future contingent derferred sales charge, the calendar year of the purchase of the shares of the fund exchanged into is deemed to be the year shares tendered for exchanged were originally purchased.

WAIVER OF SALES CHARGES

         Shares of the Fund also may be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of an initial sales charge to (1) certain officers, Directors, Trustees, full-time employees and sales representatives of the Fund, Keystone Management, Keystone, Keystone Investments, Inc. (formerly named Keystone Group, Inc.) ("Keystone Investments"), their subsidiaries and the Principal Underwriter who have been such for not less than ninety days; (2) the pension and profit-sharing plans established by such companies, their subsidiaries and affiliates, for the benefit of their officers, Trustees, Directors, full-time employees and sales representatives; and (3) registered representatives of firms with dealer agreements with the Principal Underwriter, provided all such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

         No initial sales charge is charged on purchases of shares of the Fund by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, or any fund in the Keystone Investments Family of Funds, pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no contingent deferred sales charge will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old;
(4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an automatic withdrawal plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


--------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in the Rule. The Fund's Class A, B and C Distribution Plans have been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund as defined in the 1940 Act ("Independent Trustees") and the Trustees who have no direct or indirect financial interest in the Distribution Plan or any agreement related thereto (the "Rule 12b-1 Trustees" who are the same as the Independent Trustees). (The Class A, B and C Distribution Plans each a "Distribution Plan," and collectively "Distribution Plans.")

         The National Association of Securities Dealers, Inc. ("NASD") currently limits the amount that a fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter).

CLASS A DISTRIBUTION PLAN

         The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, currently limited to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of Class A shares, including without limitation, expenditures consisting of payments to a principal underwriter of the Fund (currently the Principal Underwriter) to enable the Principal Underwriter to pay or to have paid to others who sell Class A shares a service or other fee, at such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by such recipients outstanding on the books of the Fund for specified periods.

         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such recipients outstanding on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLANS

         The Fund has adopted Distribution Plans for its Class B shares that provide that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the principal underwriter of the Fund (currently the Principal Underwriter) (1) to enable the Principal Underwriter to pay to others (dealers) commissions in respect of Class B shares sold since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipients outstanding on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party receives service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient outstanding on the books of the Fund for specified periods.

         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with each Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits.

         If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Class B Distribution Plan. If a Class B Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

         In connection with financing its distribution costs, including commission advances to dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and contingent deferred sales charge collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to possible adverse distribution consequences.

CLASS C DISTRIBUTION PLAN

         The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to the principal underwriter of the Fund (currently the Principal Underwriter) (1) to enable the Principal Underwriter to pay to others (dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by any such recipients on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, brokers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25% of the average daily net asset value of each Class C share maintained by the recipients on the books of the Fund for specified periods.

DISTRIBUTION PLANS IN GENERAL

         Each of the Distribution Plans may be terminated at any time by vote of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting shares of the respective class of the Fund. Any change in a Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by the Trustees, including the Rule 12b-1 Trustees.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under a Distribution Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12b-1 Trustees may require or approve changes in the implementation or operation of a Distribution Plan, and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above.


         For the year ended November 30, 1995, the Fund paid the Principal Underwriter $229,818, $320,355 ($310,343 with respect to Class B shares sold prior to June 1, 1995 and $10,012 with respect to Class B shares sold on or after June 1, 1995) and $ 216,296 under the Fund's class A, B and C Distribution plans, respectively. During the year ended November 30, 1994, the Fund paid the Principal Underwriter $269,046, $241,979 and $279,001 under the Fund's Class A, B and C Distribution Plans, respectively.

         For Class B shares sold prior to June 1, 1995, unreimbursed distribution expenses at November 30, 1995 were $1,945,004 (6.35% of the Fund's Class B net assets at November 30, 1995.) For Class B shares sold on or after June 1, 1995, unreimbursed distribution expenses at November 30 ,1995 were $162,557 (0.58% of the Fund's Class B net assets at November 30, 1995.) Unreimbursed distribution expenses at November 30, 1995 for Class C shares were $2,197,650 (10.78% of the Fund's Class C net assets at November 30, 1995.)


         Whether any expenditure under a Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be included in the Fund's total operating expenses for purposes of determining compliance with state expense limits.

         The Fund is currently subject to certain annual state expense limitations, the most restrictive of which is:

         2.5% of the first $30 million of Fund average net assets, 2.0% of the next $70 million of Fund average net assets, and 1.5% of Fund average net assets over $100 million.

         Capital charges and certain expenses, including a portion of the Fund's Distribution Plan fees, are currently not included in the calculation of the state expense limitation. This limitation may be modified or eliminated in the future.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plans have benefited the Fund.


--------------------------------------------------------------------------------
                               REDEMPTIONS IN KIND
--------------------------------------------------------------------------------

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund's Board of Trustees may authorize payment to be made in portfolio securities or other Fund property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would be readily marketable. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


--------------------------------------------------------------------------------
                               INVESTMENT MANAGER
--------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone and its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the other funds in the Keystone Fund Family and to certain other funds in the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to an Investment Management Agreement (the "Management Agreement"), and subject to the supervision of the Fund's Board of Trustees, Keystone Management has agreed to manage and administer the operation of the Fund and manage the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objectives and restrictions. The Management Agreement stipulates that Keystone Management shall provide office space, all necessary office facilities, equipment and personnel in connection with its services as well as pay or reimburse the Fund for the compensation of Fund officers and Trustees who are affiliated with the investment manager and pay all expenses of Keystone Management incurred in connection with its services. All charges and expenses other than those specifically referred to as being borne by Keystone Management will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plans; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (sometimes referred to herein as the "SEC" or the "Commission") or under state or other securities laws; expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholders' and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         The Management Agreement permits Keystone Management to enter into an agreement with Keystone or another investment adviser, under which Keystone or another investment adviser, as investment adviser, will provide substantially all the services to be provided by Keystone Management under the Management Agreement, and to delegate to Keystone or another investment adviser substantially all of the investment manager's rights, duties and obligations under the Management Agreement.

         Keystone Management currently provides the Fund with certain administrative and management services, which services include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and
(e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains; and (4) storing documents relating to the Fund's activities.

         The Fund pays Keystone Management a fee for its services at the annual rate set forth below:

                                                            Aggregate Net Asset
Management                                                  Value of the Shares
Fee                                  Income                         of the Fund
--------------------------------------------------------------------------------
                             2.0% of Gross Dividend
                               and Interest Income
                                      Plus
0.50%    of the first                                      $  100,000,000, plus
0.45%    of the next                                       $  100,000,000, plus
0.40%    of the next                                       $  100,000,000, plus
0.35%    of the next                                       $  100,000,000, plus
0.30%    of the next                                       $  100,000,000, plus
0.25%    of amounts over                                   $  500,000,000;

computed as of the close of business on each business day and payable daily.

         As a continuing condition of registration of shares in a state, Keystone Management has agreed to reimburse the Fund annually for certain operating expenses incurred by the Fund in excess of certain percentages of the Fund's average daily net assets. Keystone Management is not required to make such reimbursements to the extent such reimbursement would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. This condition may be modified or eliminated in the future.

         The Management Agreement continues in effect from year to year only if approved at least annually by the Fund's Board of Trustees or by a vote of a majority of the outstanding shares, and such renewal has been approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Management Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         For an additional discussion of fees paid to Keystone Management, see "Investment Adviser" below.


--------------------------------------------------------------------------------
                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

         Pursuant to the Management Agreement, Keystone Management has delegated its investment management functions, except for certain administrative and management services, to Keystone and has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Keystone under which Keystone provides investment advisory and management services to the Fund.

         Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a corporation predominantly owned by former and current members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr.

         Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds. Pursuant to the Advisory Agreement, Keystone receives for its services an annual fee representing 85% of the management fee received by Keystone Management under the Management Agreement.

         Pursuant to the Advisory Agreement, and subject to the supervision of the Fund's Board of Trustees, Keystone manages and administers the operation of the Fund, and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions. The Advisory Agreement stipulates that Keystone shall provide office space, all necessary office facilities, equipment and personnel in connection with its services as well as pay or reimburse the Fund or Keystone Management, as the case may be, for the compensation of Fund officers and Trustees who are affiliated with Keystone and pay all expenses of Keystone incurred in connection with the provision of its services. All charges and expenses other than those specifically referred to as being borne by Keystone will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plans; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholders' and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         During the fiscal year ended November 30, 1993, the Fund paid or accrued to Keystone Management investment management and administrative service fees of $876,654, which represented 0.62% of the Fund's average net assets. Of such amount paid to Keystone Management, $745,160 was paid to Keystone for its services to the Fund.

         During the fiscal year ended November 30, 1994, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $1,005,305, which represented 0.61% of the Fund's average net assets. Of such amount paid to Keystone Management, $854,509 was paid to Keystone for its services to the Fund.


         During the fiscal year ended November 30, 1995, the Fund paid or accrued to Keystone Management investment management and adminstrative service fees of $919,802, which represented 0.61% of the Fund's average net assets. Of such amount paid to Keystone Management, $781,832 was paid to Keystone for its services to the Fund.



--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:


*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
    Fund; Chairman of the Board, President and Chief Executive Officer of Keystone Investments, Keystone, Keystone Management and Keystone Software, Inc. ("Keystone Software"); President, Chief Executive Officer and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional") (formerly named Keystone Investment Management Corporation) and Keystone Fixed Income Advisors ("KFIA"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Director of the Principal Underwriter, KIRC and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President, Robert Van Partners, Inc. and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice) and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Director of
    Keystone Investments; Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; former Chairman of the Board and Chief Executive Officer of Keystone Investments; and former Chief Executive Officer of the Fund.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Executive Director, Coalition of Essential Schools, Brown University; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; and former Dean, School of Business, Adelphi University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, N.C).

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board, Director and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc. and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc. and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association and Enhanced Financial Services, Inc.; Member, Georgetown College Board of Advisors; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President and Vice Chairman of The Travelers Corporation; and former Managing Director of Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; President, Nassau County Bar Association; former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; Director, Senior Vice President, Chief Financial Officer and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management, Keystone Software; Vice President and Treasurer of KFIA; Director of KIRC; former Treasurer and Director of Hartwell Keystone; former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other funds in the Keystone Investments Family of Funds; Vice President of Keystone Investments, Keystone, the Principal Underwriter, FICO and Keystone Software.

BETSY A. BLACHER: Vice President of the Fund; Vice President of certain other
    Keystone Investments Funds; and Senior Vice President of Keystone.

CHRISTOPHER P. CONKEY: Vice President of the Fund; Vice President of certain other Keystone Investments Funds; and Senior Vice President of Keystone.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
    Vice President and Secretary of all other funds in the Keystone Investments Family of Funds; Senior Vice President, General Counsel and Secretary of Keystone; Senior Vice President, General Counsel, Secretary and Director of the Principal Underwriter, Keystone Management and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel and Director of FICO and KIRC;Vice President and Secretary of KFIA; Senior Vice President, General Counsel and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.

* This Trustee may be considered an "interested person" within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Hartwell Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended November 30, 1995, no Trustee affiliated with Keystone or any officer of Keystone received any direct remuneration from the Fund. During the same period the nonaffiliated Trustees received $12,634 in retainers and fees. For the year ended December 31, 1995, aggregate compensation received by Independent Trustees on a fund complex wide basis was $450,716. On December 31, 1995, the Trustees and officers of the Fund beneficially owned less than 1% of the Fund's then outstanding shares.

         The address of the Fund's Trustees and officers is 200 Berkeley Street, Boston, Massachusetts 02116-5034.



--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

         Pursuant to a Principal Underwriting Agreement dated August 19, 1993, between the Fund and the Principal Underwriter (the "Underwriting Agreement"), the Principal Underwriter acts as the Fund's principal underwriter. The Principal Underwriter, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a Delaware corporation wholly-owned by Keystone. The Principal Underwriter, as agent, has agreed to use its best efforts to find purchasers for the shares. The Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers, dealers and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Principal Underwriter will bear the expense of preparing, printing and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, the Principal Underwriter may receive payments from the Fund pursuant to the Fund's Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the offering price of the shares in accordance with the provisions of the Declaration of Trust, By-Laws, and the Fund's current prospectus and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreement to pay all expenses in connection with registration of its shares with the Commission and auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws, and the Principal Underwriter assumes the cost of sales literature and preparation of prospectuses used by it and certain other expenses.

         From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may use its discretion in providing to selected dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.

         The Principal Underwriter has agreed that it will in all respects duly conform with all state and federal laws applicable to the sale of the shares and will indemnify and hold harmless the Fund, and each person who has been, is or may be a Trustee or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved by a majority of the Fund's Independent Trustees at least annually at a meeting called for that purpose, and if its continuance is approved annually by vote of a majority of Trustees, or by vote of a majority of the outstanding shares.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


--------------------------------------------------------------------------------
                                    BROKERAGE
--------------------------------------------------------------------------------

         It is the policy of the Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Management weighs such considerations in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund, Keystone Management or Keystone is considered to be in addition to and not in lieu of services required to be performed by Keystone Management under the Management Agreement or Keystone under the Advisory Agreement. The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone Management or Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Management Agreement and the Advisory Agreement, Keystone Management and Keystone are permitted to pay higher brokerage commissions for brokerage and research services in accordance with
Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone Management and Keystone do follow such a practice, they will do so on a basis which is fair and equitable to the Fund.

         The Fund expects that purchases and sales of municipal bonds and temporary instruments usually will be principal transactions. Municipal bonds and temporary instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group.

         Neither Keystone Management, Keystone nor the Fund intend to place securities transactions with any particular broker-dealer or group thereof. However, the Fund's Board of Trustees has determined that the Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Fund with respect to brokerage is and will be reviewed by the Fund's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Investment decisions for the Fund are made independently by Keystone Management or Keystone from those of the other funds and investment accounts managed by Keystone Management or Keystone. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone Management, Keystone, the Principal Underwriter or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.

         During the fiscal years ended November 30, 1993, 1994 and 1995, the Fund did not pay any brokerage commissions.


--------------------------------------------------------------------------------
                              DECLARATION OF TRUST
--------------------------------------------------------------------------------

MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated October 24, 1986, (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust was filed as an exhibit to the Fund's Registration Statement. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares, each of which represents an equal proportionate interest in the Fund with each other share of that class. Shares are entitled upon liquidation of the Fund to a pro-rata share of the Fund based on the relative net assets of each class. Shareholders have no preemptive or conversion rights. Shares are transferable, redeemable and fully assignable as collateral. There are no sinking fund provisions. The Fund currently issues three classes of shares, but may issue additional classes or series of shares.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         Under the Declaration of Trust the Fund does not hold annual meetings. Shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights except that each class of shares has exclusive voting rights with respect to its respective Distribution Plan. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting to elect Trustees, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when any such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.


--------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
--------------------------------------------------------------------------------

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.


         The cumulative total return of Class A of the Fund for the period April 14, 1987 (commencement of investment operations) through November 30, 1995 was 75.69%. The total cumulative return of Class A of the Fund for the one and five year periods ended November 30, 1995 were 18.71% and 36.62%, respectively. The compounded average annual rate of return of Class A of the Fund for the period April 14, 1987 (commencement of investment operations) to November 30, 1995 was 6.75%. The compounded average annual rate of return of Class A of the Fund for the one and five year periods ended November 30, 1995 were 18.71% and 6.44%.

         The cumulative total returns for Class B and C of the Fund for the period from February 1, 1993 (inception of Class B and C) through November 30, 1995 were 12.11% and 15.02%, respectively. The cumulative total returns for Class B and Class C of the Fund for the one year period ended November 30, 1995 were 17.84% and 17.84%, respectively. The compounded average annual rates of return for Class B and Class C for the period from February 1, 1993 (inception of Class B and C) through November 30, 1995 were 4.12% and 5.06%, respectively. The compounded average annual rates of return for Class B and Class C for the one year period ended November 30, 1995 were 13.84% and 17.84%, respectively.

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The standardized yield of Class A, B and C of the Fund for the 30-day period ended November 30, 1995 were 4.76%, 4.24% and 4.25%, respectively.

         Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. The federal tax equivalent yields for Class A, Class B and Class C shares of the Fund for an investor in the 31% federal tax bracket for the 30-day period ended November 30, 1995 were 6.90%, 6.14% and 6.16%, respectively.


--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of all securities and cash of the Fund (the "Custodian"). The Custodian may hold securities of some foreign issuers outside the U.S. The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors.

         KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone. As previously mentioned, KIRC serves as the Fund's transfer agent and dividend disbursing agent.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.


         On December 29, 1995, Merrill Lynch Pierce Fenner & Smith, Attn: Book Entry, 4800 Deer Lake Drive, E 3rd Fl, Jacksonville, Florida 32246-6484 owned 22.48%, 24.61% and 51.62%, respectively, of the Fund's outstanding Class A, B and C shares. In addition, on December 29, 1995, Alletta Laird Downs TTEE, U/A 03-28-89, Alletta Laird Downs Trust, P.O. Box 3666, Wilmington, DE 19807-0666 owned 6.18% of the Fund's outstanding Class B shares. Management does not believe that any other person beneficially owns 5% or more of the Fund's Class A, B and C shares.


         The Fund is one of 15 different investment companies in the Keystone America Fund Family, which offers a range of choices to serve shareholder needs. In addition to the Fund, the Keystone America Family consists of the following funds having the various investment objectives described below:

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND - Seeks high current income, consistent with low volatility of principal, by investing in adjustable rate securities issued by the U.S. government, its agencies or instrumentalities.

KEYSTONE FUND FOR TOTAL RETURN - Seeks total return from a combination of capital growth and income from dividend paying quality common stocks, preferred stocks, convertible bonds, other fixed-income securities and foreign securities (up to 25%).

KEYSTONE GLOBAL OPPORTUNITIES FUND - Seeks long-term capital growth from foreign and domestic securities.

KEYSTONE GOVERNMENT SECURITIES FUND - Seeks income and capital preservation from U.S. government securities.

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. - Seeks capital appreciation by investment primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.

KEYSTONE HARTWELL GROWTH FUND - Seeks capital appreciation by investment in securities selected for their long-term growth prospects.

KEYSTONE INTERMEDIATE TERM BOND FUND - Seeks income, capital preservation and price appreciation potential from investment grade corporate bonds.

KEYSTONE AMERICA OMEGA FUND, INC. - Seeks maximum capital growth from common stocks and securities convertible into common stocks.

KEYSTONE STATE TAX FREE FUND - A mutual fund consisting of five separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STATE TAX FREE FUND - SERIES II - A mutual fund currently offering two separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STRATEGIC INCOME FUND - Seeks high yield and capital appreciation potential from corporate bonds, discount bonds, convertible bonds, preferred stock and foreign bonds (up to 25%).

KEYSTONE WORLD BOND FUND - Seeks total return from interest income, capital gains and losses and currency exchange gains and losses from investment in debt securities denominated in U.S. and foreign currencies.

KEYSTONE FUND OF THE AMERICAS - Seeks long term growth of capital through investments in equity and debt securities in North America (the United States and Canada) and Latin America (Mexico and countries in South and Central America).

KEYSTONE STRATEGIC DEVELOPMENT FUND - Seeks long term capital growth by investing primarily in equity securities.



10160719

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

COMMERCIAL PAPER

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or PRIME-1 by Moody's or F-1 by Fitch Investors Services, Inc. (Fitch's); or, if not rated, will be issued by companies that have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

A.       S&P RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       MOODY'S RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of PRIME-1 issuers is normally evidenced by the following characteristics:

          1)   leading market positions in well-established industries;

          2)   high rates of return on funds employed;

          3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

          4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

          5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks, including their branches abroad, and of U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recently published financial statements; or of savings and loan associations that are members of the Federal Savings and Loan Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recent financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, (the "World Bank"), the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

U.S. GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance and securities issued by the Government National Mortgage Association ("GNMA"). Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. government securities do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation.


                      CORPORATE AND MUNICIPAL BOND RATINGS

S&P CORPORATE AND MUNICIPAL BOND RATINGS

A.       MUNICIPAL NOTES

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

         a. Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note), and

         b. Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note ratings are as follows:

         1. SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         2. SP-2: Satisfactory capacity to pay principal and interest.

         3. SP-3: Speculative capacity to pay principal and interest.

B.       TAX EXEMPT DEMAND BONDS

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

C.       CORPORATE AND MUNICIPAL BOND RATINGS

         An S&P corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

         Moody's ratings are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         CON. (---) - Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Those municipal bonds in the Aa, A, and Baa groups that Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.


               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired to the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions that are related to currency and other financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed that specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

INTEREST RATE FUTURES CONTRACTS

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, GNMA certificates, 90-day domestic bank certificates of deposit, 90-day Commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS

         STOCK INDEX FUTURES CONTRACTS

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently stock index futures contracts can be purchased or sold on the S&P Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

         OTHER INDEX BASED FUTURES CONTRACTS

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs, represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on currency and other financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of a call option on a currency and other financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY AND OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

FEDERAL INCOME TAX TREATMENT

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision which effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and credit worthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. In addition futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts that will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.


                          FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund share will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

CURRENCY FUTURES CONTRACTS

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the CFTC and NFA. Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies which will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently, currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc, and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark and Swiss Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

FOREIGN CURRENCY OPTIONS TRANSACTIONS

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in marks, sterling, yen, Swiss Francs, and Canadian dollars. Options can be exercised at any time during the contract life, and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment, as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counter party will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the credit worthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

         Credit risk exists because the Fund's counter party may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges, a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts that are advantageous to the company but disclaim those contracts that are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counter party earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents, or limits on inflows of investment funds from abroad. Governments take such measures, for example, to improve control over the domestic banking system, or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payments interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain), or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and controls on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result, performance may be delayed and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.





10160712

SCHEDULE OF INVESTMENTS--November 30, 1995

                             Coupon    Maturity     Principal       Market
                              Rate       Date        Amount          Value
-------------------------     ------    ---------    ---------   -------------
MUNICIPAL BONDS (97.1%)
ALABAMA
Alabama Housing Finance
  Agency, Single Family
  Mortgage                   10.750%  06/01/2013   $  395,000     $  424,578
ALASKA
Alaska Housing Finance
  Corp., Collateralized
  Home Mortgage               8.750   12/01/2016    1,105,000      1,155,311
North Slope Borough,
  Alaska, General
  Obligation Refunding,
  Series G (ETM)              8.350   06/30/1998      450,000        492,485
CALIFORNIA
California Educational
  Facilities Authority,
  Stanford University
  Project, Series H           5.000   01/01/2015    1,250,000      1,182,038
California Housing
  Finance Agency, Home
  Mortgage Revenue,
  Single Family, Series B     8.600   08/01/2019      185,000        195,158
Los Angeles, California,
  Public Works Finance
  Authority, Multi
  Capital Facilities
  Project (MBIA)              5.250   12/01/2016    1,000,000        970,260
San Diego County,
  California, Water
  Revenue Certificates        5.681   04/23/2008      750,000        790,065
San Joaquin Hills,
  California,
  Transportation Corridor
  Agency, Toll
  Road Revenue                6.750   01/01/2032    1,000,000      1,038,680
San Joaquin Hills,
  California,
  Transportation Corridor
  Agency, Toll
  Road Revenue
  (effective yield
  7.750%) (a)                 0.000   01/01/2020    2,000,000        431,360
Southern California
  Public Power Authority,
  Palo Verde Project,
  Series C (AMBAC)            5.750   07/01/2017    1,000,000      1,076,280
COLORADO
City and County of
  Denver, Colorado,
  Airport System, Series
  A                           7.000   11/15/1999    1,250,000      1,335,216
City and County of
  Denver, Colorado,
  Airport System, Series
  A                           8.000   11/15/2025    1,000,000      1,116,790
City and County of
  Denver, Colorado,
  Airport System, Series
  A                           8.750   11/15/2023      750,000        878,303
City and County of
  Denver, Colorado,
  Airport System, Series
  A                           7.250   11/15/2025    1,000,000      1,085,680
City and County of
  Denver, Colorado,
  Airport System, Series
  B                           7.250   11/15/2012      750,000        812,025
City and County of
  Denver, Colorado,
  Airport System, Series
  D                           7.750   11/15/2013    1,100,000      1,337,215
Colorado Housing Finance
  Authority, Single
  Family Residential
  Revenue, Series C           8.750   09/01/2017      545,000        569,078
Jefferson County,
  Colorado, Single Family
  Refunding, Series A
  (MBIA)                      8.875   10/01/2013      170,000        184,032
CONNECTICUT
Connecticut Special Tax
  Obligation, Revenue
  Transportation
  Infrastructure Series
  (MBIA)                      5.375   09/01/2008    1,000,000      1,025,780
DELAWARE
Delaware Health
  Facilities Authority,
  Medical Center of
  Delaware (MBIA)             6.250   10/01/2006    1,000,000      1,121,200
DISTRICT OF COLUMBIA
District of Columbia,
  General Obligation
  (AMBAC)                     5.400   06/01/2006    1,000,000      1,020,810
FLORIDA
Dade County, Florida,
  School District (MBIA)      5.000   08/01/2013    1,000,000        951,170
Florida State Turnpike
  Authority, Series A
  (FGIC)                      5.000   07/01/2014    2,000,000      1,899,580
Jacksonville, Florida,
  Electric Authority
  Revenue, St. John's
  River Project               5.250   10/01/2020    1,950,000      1,876,817

See Notes to Schedule of Investments.                 (continued on next page)

Keystone Tax Free Income Fund

SCHEDULE OF INVESTMENTS--November 30, 1995

                             Coupon    Maturity     Principal       Market
                              Rate       Date        Amount          Value
-------------------------     ------    ---------    ---------   -------------
FLORIDA--continued
Orange County, Florida,
  Health Facilities
  Authority, Adventist
  Health System              5.750%   11/15/2025   $1,500,000     $1,509,090
Orange County, Florida,
  Housing Finance
  Authority, Florida,
  GNMA Collateralized
  Mortgage Revenue
  Refunding                  8.400    12/01/2018      300,000        315,861
Orange County, Florida,
  Housing Finance
  Authority, Mortgage
  Revenue Refunding          8.100    11/01/2021      735,000        777,637
Orlando, Florida,
  Utilities Commission,
  Water and Electric
  Revenue                    6.000    10/01/2010      150,000        162,881
Palm Beach County,
  Florida, Health
  Facilities Authority,
  Good Samaritan Health
  Systems                    6.200    10/01/2011    1,500,000      1,554,195
Palm Beach County,
  Florida, Solid Waste
  Authority,
  Adjustable/Fixed
  Rate Revenue               8.750    07/01/2010       55,000         59,930
Palm Beach County,
  Florida, Solid Waste
  Industrial Development,
  Okeelanta Power Project    6.850    02/15/2021    2,000,000      2,043,320
Palm Beach County,
  Florida, Solid Waste
  Industrial Development
  (Osceola Power)            6.950    01/01/2022    2,750,000      2,835,168
Sarasota County, Florida,
  Utility Systems Revenue
  (FGIC)                     6.500    10/01/2022    1,000,000      1,107,190
Tallahassee, Florida,
  Health Facilities,
  Tallahassee Memorial
  Regional Medical
  Project (MBIA)             6.625    12/01/2013    2,640,000      2,978,923
Tampa, Florida,
  Subordinated Guaranteed
  Entitlement Revenue,
  Series 1988B               8.400    10/01/2008    1,065,000      1,186,378
ILLINOIS
Chicago, Illinois, Gas
  Supply Revenue
  (People's Gas, Light
  and Coke Co.), Series A    8.100    05/01/2020      910,000      1,027,581
Illinois Educational
  Facilities Authority,
  Wesleyan University        5.625    09/01/2018    1,500,000      1,491,330
Illinois Health
  Facilities Authority,
  Community Hospital,
  Ottawa Project             6.850    08/15/2024    1,500,000      1,540,725
Illinois Health
  Facilities Authority,
  United Medical Center      8.375    07/01/2012    1,000,000      1,233,260
Quincy, Illinois,
  Blessing Hospital
  Revenue                    6.000    11/15/2018      750,000        733,448
Robbins, Illinois,
  Robbins Resources
  Recovery                   9.250    10/15/2014    1,000,000      1,079,590
LOUISIANA
Louisiana Public
  Facilities Authority,
  Prerefunded Health and
  Education                  7.900    12/01/2015      235,000        263,686
Louisiana Public
  Facilities Authority,
  West Jefferson Medical
  Center (MBIA)              7.900    12/01/2015    1,455,000      1,607,877
MARYLAND
Maryland State Community
  Development
  Administration             8.125    04/01/2017      395,000        412,451
MASSACHUSETTS
Boston, Massachusetts,
  Metropolitan District,
  General Obligation         5.900    12/01/2009    1,595,000      1,701,482
Massachusetts Bay
  Transportation
  Authority                  7.000    03/01/2021    1,750,000      2,085,090
Massachusetts Bay
  Transportation
  Authority, Series A        6.250    03/01/2012    2,000,000      2,190,780
Massachusetts Bay
  Transportation
  Authority, Series A        7.000    03/01/2011    1,000,000      1,168,990
Massachusetts General
  Obligation (FGIC)
  (effective yield
  7.000%) (a)                0.000    06/01/2007      400,000        228,088
Massachusetts Health and
  Educational Facilities
  Authority, Daughters of
  Charity, Series D          6.100    07/01/2014      600,000        624,594

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS--November 30, 1995

                             Coupon    Maturity     Principal       Market
                              Rate       Date        Amount          Value
-------------------------     ------    ---------    ---------   -------------
MASSACHUSETTS--continued
Massachusetts Health and
  Educational Facilities
  Authority, Mount Auburn
  Hospital (MBIA)            6.250%   08/15/2014   $  500,000     $  531,630
Massachusetts Housing
  Finance Agency (MBIA)      5.950    12/01/2014      850,000        860,880
Massachusetts Housing
  Finance Agency, Housing
  Revenue                    9.000    12/01/2018      305,000        320,345
Massachusetts Housing
  Finance Agency,
  Multi-family
  Residential Housing        8.800    08/01/2021      250,000        260,530
Massachusetts Housing
  Finance Agency,
  Residential Housing        8.400    08/01/2021    1,490,000      1,545,592
Massachusetts Housing
  Finance Agency,
  Residential Housing        8.500    08/01/2020       15,000         15,503
Massachusetts Industrial
  Finance Agency, Harvard
  Community Health Plan,
  Inc.                       8.125    10/01/2017      300,000        326,838
Massachusetts Industrial
  Finance Agency, Solid
  Waste Disposal             9.000    08/01/2016    1,200,000      1,205,772
Massachusetts State
  Health and Educational
  Facilities,
  Rehabilitation
  Hospital, Cape Islands,
  Series A                   7.875    08/15/2024      500,000        514,175
Massachusetts State Water
  Pollution, Series A        6.375    02/01/2015    1,000,000      1,072,860
Massachusetts State Water
  Pollution, Series C        6.000    12/01/2011    1,000,000      1,068,980
North Adams,
  Massachusetts, Limited
  Tax, General Obligation
  (AMBAC)                    5.700    03/01/2013      600,000        617,106
Quincy, Massachusetts,
  Quincy Hospital (FSA)      5.250    01/15/2016      375,000        359,629
MICHIGAN
Monroe County, Michigan,
  Economic Development
  Corp., Detroit Edison
  Co. (FGIC)                 6.950    09/01/2022      500,000        607,495
MINNESOTA
Minnesota Housing Finance
  Agency, Single Family
  Mortgage, Series A         8.200    08/01/2019      595,000        620,972
MISSOURI
Kansas City, Missouri,
  Municipal Assistance
  Corp. Revenue (AMBAC)      6.000    04/15/2020      500,000        515,250
Kansas City, Missouri,
  School District
  Building, Capital
  Improvement Project
  (FGIC)                     5.000    02/01/2014    1,500,000      1,427,460
Missouri Housing
  Development Corp.,
  Multi-family, Series A     5.400    02/01/2013       60,000         58,663
Missouri State Health and
  Educational Facilities
  Authority, Barnes
  Jewish Inc.                5.250    05/15/2012      500,000        485,845
St. Louis County,
  Missouri, Convention
  Sports Project, Series
  B                          5.600    08/15/2008      500,000        499,445
NEW HAMPSHIRE
New Hampshire Housing
  Finance Authority,
  Single Family
  Residential Mortgage       8.625    07/01/2013      240,000        250,980
NEW MEXICO
Albuquerque, New Mexico,
  Airport Revenue, Series
  B                          8.750    07/01/2019      500,000        536,065
New Mexico Mortgage
  Finance Authority,
  Single Family Mortgage
  (FGIC)                     8.500    07/01/2007      380,000        397,024
New Mexico Mortgage
  Finance Authority,
  Single Family Mortgage
  (FGIC)                     8.625    07/01/2017    1,950,000      2,037,302
NEW YORK
Metropolitan
  Transportation
  Authority, New York,
  Series K,
  Transportation
  Facilities Revenue
  (MBIA)                     6.000    07/01/2016      135,000        138,804
New York City, New York,
  General Obligation,
  Fiscal 1992, Series A      7.750    08/15/2015    1,500,000      1,700,400
New York City Municipal
  Water Financing
  Authority, Series A        6.000    06/15/2025    2,000,000      2,062,220

See Notes to Schedule of Investments.                 (continued on next page)

Keystone Tax Free Income Fund

SCHEDULE OF INVESTMENTS--November 30, 1995

                             Coupon    Maturity     Principal       Market
                              Rate       Date        Amount          Value
-------------------------     ------    ---------    ---------   -------------
NEW YORK--continued
New York State Dormitory
  Authority, State
  University Educational
  Facilities Revenue,
  Series A                   6.375%   05/15/2014   $1,900,000     $1,992,074
New York State Dormitory
  Authority, State
  University Educational
  Facilities Revenue,
  Series C                   7.375    05/15/2010    1,300,000      1,540,331
New York State Local
  Government Assistance
  Corp., Series A            5.500    04/01/2017    1,100,000      1,098,526
New York State Thruway
  Authority, Service
  Contract Revenue, Local
  Highways and Bridges       5.875    04/01/2014    2,000,000      2,001,120
New York State Urban
  Development Corp.,
  Refunding Correctional
  Facilities, Series A       5.250    01/01/2021    2,000,000      1,845,500
New York State Urban
  Development Corp.,
  Refunding Correctional
  Facilities, Series A       6.500    01/01/2010    1,000,000      1,088,360
New York Urban
  Development Corp.,
  Correctional
  Facilities, Series A       7.500    04/01/2011    1,000,000      1,161,440
Triborough Bridge and
  Tunnel Authority, New
  York                       6.250    01/01/2012    1,690,000      1,780,567
OKLAHOMA
Tulsa, Oklahoma,
  Industrial Authority
  Hospital Revenue, St.
  John Medical Center
  Project, Series A          6.250    02/15/2014    1,250,000      1,297,388
OREGON
Western Generation
  Agency, Oregon, Wauna
  Cogeneration Project,
  Series B (b)               7.400    01/01/2016    1,000,000      1,083,270
PENNSYLVANIA
Allentown, Pennsylvania,
  Area Hospital Authority
  Reveneue, Sacred Heart
  Hospital of Allentown      6.750    11/15/2014      750,000        754,020
Butler County,
  Pennsylvania, Hospital
  Authority, Butler
  Memorial Hospital          8.000    07/01/2016      935,000        971,456
Cambria County,
  Pennsylvania, Hospital
  Development Authority,
  Conemaugh Valley
  Memorial Hospital          6.625    08/15/2012      100,000        109,996
Cambria County,
  Pennsylvania, Hospital
  Development Authority,
  Conemaugh Valley
  Memorial Hospital          8.875    07/01/2018    2,400,000      2,718,288
Chester County,
  Pennsylvania, Health
  And Education
  Facilities Authority,
  Mainline Health System     5.500    05/15/2015    1,000,000        974,130
Pennsylvania Convention
  Center Authority (FGIC)
  (effective yield
  7.000%) (a)                0.000    09/01/2008    3,500,000      1,849,785
Pennsylvania Economic
  Development Financing
  Authority, Resources
  Recovery, Colver
  Project (b)                7.125    12/01/2015    1,000,000      1,062,200
Pennsylvania Economic
  Development Financing
  Authority, Resources
  Recovery, Northampton
  Project (b)                6.500    01/01/2013    2,000,000      1,990,780
Pennsylvania Higher
  Education Facilities
  Authority, Temple
  University (MBIA)          5.750    04/01/2031      500,000        501,140
Philadelphia,
  Pennsylvania, Hospital
  and Higher Education
  Facilities                 6.000    06/01/2014    2,000,000      1,894,440
Philadelphia,
  Pennsylvania, Hospital
  and Higher Education
  Facilities, Albert
  Einstein Medical Center
  Authority                  7.625    04/01/2011      250,000        270,078

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS--November 30, 1995

                             Coupon    Maturity     Principal       Market
                              Rate       Date        Amount          Value
-------------------------     ------    ---------    ---------   -------------
PENNSYLVANIA--continued
Philadelphia,
  Pennsylvania, Hospital
  and Higher Education
  Facilities, Community
  College, Series B
  (MBIA)                      6.500%  05/01/2007   $1,000,000     $1,117,710
Pottsville, Pennsylvania,
  Hospital Authority,
  Daughters of Charity
  Health Systems, Inc.,
  Good Samaritan Hospital     8.250   08/01/2012      285,000        309,866
Ridley Park,
  Pennsylvania, Hospital
  Authority                   6.125   12/01/2020      500,000        457,885
Scranton-Lackawanna,
  Pennsylvania, Health
  and Welfare Authority
  Revenue, Walters
  Institute Project           8.125   07/15/2028    2,200,000      2,391,818
PUERTO RICO
Puerto Rico Commonwealth,
  General Obligation          7.000   07/01/2010    1,000,000      1,178,060
Puerto Rico Commonwealth,
  Telephone Authority         5.400   01/01/2008    1,400,000      1,426,348
Puerto Rico Electric
  Power Authority, Series
  S                           7.000   07/01/2007    1,365,000      1,593,023
Puerto Rico Public
  Buildings Authority,
  Guaranteed Public
  Education and Health
  Facilities, Series M        5.700   07/01/2009      100,000        103,314
SOUTH DAKOTA
South Dakota Student Loan
  Finance, Series A           6.750   08/01/2010    1,510,000      1,564,451
TENNESSEE
Bristol, Tennessee,
  Health and Education
  Authority, Bristol
  Memorial Hospital
  (FGIC)                      6.750   09/01/2010    2,000,000      2,309,200
Knox County, Tennessee,
  Health and Educational
  Facilities, Fort
  Sanders Hospital
  Alliance, Series B
  (MBIA)                      7.250   01/01/2010    1,000,000      1,193,700
Knox County, Tennessee,
  Health and Educational
  Facilities, Fort
  Sanders Hospital
  Alliance, Series C
  (MBIA)                      5.250   01/01/2015    1,500,000      1,464,480
TEXAS
Austin, Texas, Utilities
  System Revenue
  (effective yield
  6.810%) (a)                 0.000   11/15/2011    2,700,000      1,131,570
Brazos River Authority,
  Texas, Revenue
  Refunding, Houston
  Light and Power Project
  (MBIA)                      8.100   05/01/2019    3,000,000      3,278,580
Brazos, Texas, Higher
  Education Authority
  Inc., Series A              6.500   06/01/2004      475,000        506,013
Harris County, Texas,
  Toll Road, Series A         7.000   08/15/2010      625,000        742,963
Harris County, Texas,
  Toll Road, Sr. Lien
  Revenue Toll Road           8.625   08/15/2007    1,000,000      1,103,350
Harris County, Texas,
  Toll Road, Unlimited
  Tax and Subordinate
  Lien Refunding              8.125   08/01/2015    2,250,000      2,514,060
Midland County, Texas,
  Hospital District,
  Midland Memorial
  Hospital                    7.500   06/01/2016      400,000        421,226
Midland County, Texas,
  Hospital District,
  Midland Memorial
  Hospital (effective
  yield 7.700%) (a)           0.000   06/01/2007       90,000         44,913
Port of Corpus Christi,
  Texas, Industrial
  Development Corp.,
  Valero Refining and
  Marketing Co. Project,
  Series A                   10.250   06/01/2017      990,000      1,093,693
Texas Municipal Power
  Agency (AMBAC)
  (effective yield
  7.090%) (a)                 0.000   09/01/2006    2,500,000      1,466,325
Texas Municipal Power
  Agency (AMBAC)
  (effective yield
  7.150%) (a)                 0.000   09/01/2008    1,200,000        617,844
Texas State Water
  Development, Unlimited
  Tax, General Obligation     5.125   08/01/2015      650,000        628,368

See Notes to Schedule of Investments.                 (continued on next page)

Keystone Tax Free Income Fund

SCHEDULE OF INVESTMENTS--November 30, 1995

                             Coupon    Maturity     Principal       Market
                              Rate       Date        Amount          Value
-------------------------     ------    ---------    ---------   -------------
UTAH
Intermountain Power
  Agency, Utah, Power
  Supply (ETM)
  (effective yield
  6.800%) (a)                 0.000%  07/01/2020   $  500,000    $     75,975
Intermountain Power
  Agency, Utah, Power
  Supply Refunding,
  Series A (effective
  yield 6.950%) (a)           0.000   07/01/2007      750,000         424,005
Utah State Housing
  Finance Authority,
  Single Family Mortgage      9.000   01/01/2019       35,000          36,816
VIRGINIA
Hanover County, Virginia,
  Industrial Development
  Authority, Bon Secours
  Health System Project       5.500   08/15/2025    2,000,000       1,979,960
Pittsylvania County,
  Virginia, Industrial
  Development, Series A       7.300   01/01/2004    1,000,000       1,069,740
Pittsylvania County,
  Virginia, Industrial
  Development, Series A
  (b)                         7.500   01/01/2014    3,500,000       3,749,935
WASHINGTON
Port of Seattle,
  Washington, General
  Obligation                  5.750   05/01/2014      500,000         503,000
Washington Public Power
  Supply System, Nuclear
  Project # 1                14.500   07/01/2002      150,000         173,781
Washington Public Power
  Supply System, Nuclear
  Project # 1, Series D      15.000   07/01/2017      250,000         273,110
Washington Public Power
  Supply System, Nuclear
  Project # 2, Series C       7.625   07/01/2010    1,000,000       1,161,170
Washington State General
  Obligation, Series A        6.750   02/01/2015    1,000,000       1,156,000
WYOMING
Wyoming Community
  Development Authority,
  Single Family Mortgage      7.875   06/01/2018    1,405,000       1,477,034
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost--$132,449,310)                                            143,651,396
================================================================================
TEMPORARY TAX-EXEMPT
  INVESTMENTS (1.2%)
Dade County, Florida,
  Water and Sewer Systems
  Revenue
  (Cost $1,825,000) (d)       3.700   10/05/2022    1,825,000       1,825,000
================================================================================
TOTAL INVESTMENTS
  (Cost--$134,274,310) (c)                                        145,476,396
--------------------------------------------------------------------------------
OTHER ASSETS AND
  LIABILITIES--NET (1.7%)                                           2,540,652
--------------------------------------------------------------------------------
NET ASSETS (100.0%)                                              $148,017,048
================================================================================


See Notes to Schedule of Investments.

Notes to Schedule of Investments:

(a) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until its maturity date. All zero coupon bonds are noncallable.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) The cost of investments for federal tax purposes amounted to $134,271,034. Gross unrealized appreciation and depreciation of investments, based on identified tax cost, at November 30, 1995 are as follows:

          Gross unrealized appreciation                     $11,310,602
          Gross unrealized depreciation                        (105,240)
                                                            ------------
          Net unrealized appreciation                        $11,205,362
                                                            ============

(d) Variable or floating rate instruments with periodic demand features. The Fund is entitled to full payment of principle and accrued interest upon surrendering the security to the issuing agent according to the terms of the demand features.

LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC--American Municipal Bond Assurance Corp.
ETM--Escrowed To Maturity
FGIC--Federal Guaranty Insurance Co.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association

See Notes to Financial Statements.

Keystone Tax Free Income Fund

FINANCIAL HIGHLIGHTS--CLASS A SHARES
(For a share outstanding throughout the year)

                                                                                                                   February 13,
                                                                                                                       1987
                                                                                                                  (Commencement
                                                                                                                  of Operations)
                                                          Year Ended November 30,                                       to
                                                                                                                   November 30,
                           1995(d)     1994       1993       1992       1991       1990       1989       1988          1987
================================================================================================================================
Net asset value,
  beginning of year       $  8.93        $ 10.25   $  10.17   $  10.13   $   9.94   $  10.24   $   9.96   $   9.64       $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income        0.51           0.51       0.57       0.63       0.61       0.59       0.62       0.63          0.33
Net realized and
  unrealized gain
  (loss) on investments
  and futures contracts      1.13          (1.28)      0.36       0.30       0.31      (0.06)      0.34       0.37         (0.32)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                 1.64          (0.77)      0.93       0.93       0.92       0.53       0.96       1.00          0.01
--------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income       (0.51)         (0.52)     (0.57)     (0.62)     (0.61)     (0.60)     (0.63)     (0.68)        (0.37)
In excess of net
  investment income         (0.01)          0.00      (0.04)      0.00      (0.00)     (0.03)      0.00       0.00          0.00
Net realized gain
  on investments             0.00           0.00      (0.24)     (0.27)     (0.12)     (0.20)     (0.05)      0.00          0.00
Tax basis return of
  capital                    0.00          (0.03)      0.00       0.00       0.00       0.00       0.00       0.00          0.00
--------------------------------------------------------------------------------------------------------------------------------
Total distributions         (0.52)         (0.55)     (0.85)     (0.89)     (0.73)     (0.83)     (0.68)     (0.68)        (0.37)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of year             $ 10.05        $  8.93   $  10.25   $  10.17   $  10.13   $   9.94   $  10.24   $   9.96       $  9.64
================================================================================================================================
Total return (b)            18.71%        (7.81%)     9.37%      9.35%      9.59%      5.55%      9.97%     10.60%         0.17%
Ratios/supplemental data
Ratios to average
  net assets:
  Total expenses             1.19%(a)      1.13%      1.21%      1.25%      1.58%      1.66%      1.62%      1.57%         1.00%(c)
  Net investment income      5.35%         5.27%      5.40%      6.02%      5.95%      6.03%      6.15%      6.13%         6.85%(c)
Portfolio turnover rate        30%           98%        47%        32%        37%        42%        49%       109%           67%
--------------------------------------------------------------------------------------------------------------------------------
Net assets,
end of year
(thousands)               $94,183       $95,691   $124,102   $120,660   $133,524   $146,335   $162,013   $179,191       $16,090
================================================================================================================================

(a) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended November 30, 1995, the expense ratio would have been 1.18%.
(b) Excluding applicable sales charges.
(c) Annualized for the period April 14, 1987 (Commencement of Investment Operations) to November 30, 1987.
(d) Calculation based on average shares outstanding.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS B SHARES
(For a share outstanding throughout the year)
                                                           February 1, 1993
                                        Year Ended         (Date of Initial
                                       November 30,       Public Offering) to
                                  1995 (d)        1994      November 30, 1993
================================================================================
Net asset value, beginning
  of year                         $8.88       $10.25            $10.27
--------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income              0.44         0.45              0.37
Net realized and unrealized
  gain (loss) on
  investments and futures
  contracts                        1.11        (1.29)             0.30
--------------------------------------------------------------------------------
Total from investment
  operations                       1.55        (0.84)             0.67
--------------------------------------------------------------------------------
Less distributions from:
Net investment income             (0.45)       (0.50)            (0.37)
In excess of net investment
  income                          (0.01)        0.00             (0.08)
Net realized gain on
  investments                      0.00         0.00             (0.24)
Tax basis return of capital        0.00        (0.03)             0.00
--------------------------------------------------------------------------------
Total distributions               (0.46)       (0.53)            (0.69)
--------------------------------------------------------------------------------
Net asset value, end of
  year                           $ 9.97       $ 8.88            $10.25
================================================================================
Total return (b)                  17.84%       (8.43%)            6.59%
Ratios/supplemental data
Ratios to average net
  assets:
 Total expenses                    1.96%(a)     1.88%             1.96%(c)
 Net investment income             4.59%        4.60%             4.42%(c)
Portfolio turnover rate              30%          98%               47%
--------------------------------------------------------------------------------
Net assets, end of year
  (thousands)                   $33,449      $28,860           $14,091
================================================================================

(a) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended November 30, 1995, the expense ratio would have been 1.94%.
(b) Excluding applicable sales charges.
(c) Annualized.
(d) Calculation based on average shares outstanding.

See Notes to Financial Statements.

Keystone Tax Free Income Fund

FINANCIAL HIGHLIGHTS--CLASS C SHARES
(For a share outstanding throughout the year)
                                                           February 1, 1993
                                      Year Ended           (Date of Initial
                                      November 30,        Public Offering) to
                                  1995 (d)       1994       November 30, 1993
================================================================================
Net asset value, beginning
  of year                         $8.88       $10.26            $10.27
--------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income              0.44         0.43              0.37
Net realized and unrealized
  gain (loss) on
  investments and futures
  contracts                        1.11        (1.27)             0.31
--------------------------------------------------------------------------------
Total from investment
  operations                       1.55        (0.84)             0.68
--------------------------------------------------------------------------------
Less distributions from:
Net investment income             (0.45)       (0.51)            (0.37)
In excess of net investment
  income                          (0.01)        0.00             (0.08)
Net realized gain on
  investments                      0.00         0.00             (0.24)
Tax basis return of capital        0.00        (0.03)             0.00
--------------------------------------------------------------------------------
Total distributions               (0.46)       (0.54)            (0.69)
--------------------------------------------------------------------------------
Net asset value, end of
  year                           $ 9.97       $ 8.88            $10.26
================================================================================
Total return (b)                  17.84%       (8.52%)            6.70%
Ratios/supplemental data
Ratios to average net
  assets:
 Total expenses                    1.96%(a)     1.89%             1.94%(c)
 Net investment income             4.59%        4.52%             4.41%(c)
Portfolio turnover rate              30%          98%               47%
--------------------------------------------------------------------------------
Net assets, end of year
  (thousands)                   $20,386      $23,230           $27,261
================================================================================

(a) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended November 30, 1995, the expense ratio would have been 1.94%.
(b) Excluding applicable sales charges.
(c) Annualized.
(d) Calculation based on average shares oustanding.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES--
November 30, 1995

===================================================================
Assets (Note 1):
 Investments at market value
   (identified cost--$134,274,310)                     $145,476,396
 Cash                                                         4,472
 Receivable for:
  Fund shares sold                                           24,803
  Interest                                                2,895,155
  Prepaid expenses                                           16,572
-------------------------------------------------------------------
    Total assets                                        148,417,398
-------------------------------------------------------------------
Liabilities (Notes 2 and 4):
 Payable for:
  Fund shares redeemed                                       22,764
  Distributions to shareholders                             288,160
 Other accrued expenses                                      89,426
-------------------------------------------------------------------
    Total liabilities                                       400,350
-------------------------------------------------------------------
Net assets                                             $148,017,048
===================================================================
Net assets represented by (Note 1):
 Paid-in capital                                       $143,800,682
 Accumulated distributions in excess of net
   investment income                                       (288,160)
 Net accumulated realized gain (loss) on
  investments                                            (6,697,560)
 Net unrealized appreciation (depreciation) on
   investments                                           11,202,086
-------------------------------------------------------------------
    Total net assets                                   $148,017,048
===================================================================
Net Asset Value per share
 Class A Shares
  Net asset value of $94,182,774 / 9,370,675
    shares outstanding                                       $10.05
  Offering price per share ($10.05 / 0.9525)
    (based on a sales charge of 4.75% of the
    offering price on November 30, 1995)                     $10.55
 Class B Shares
  Net asset value of $33,448,526 / 3,356,230
    shares outstanding                                       $ 9.97
 Class C Shares
  Net asset value of $20,385,748 / 2,045,152
    shares outstanding                                       $ 9.97
====================================================================
See Notes to Financial Statements.


STATEMENT OF OPERATIONS--
Year Ended November 30, 1995

====================================================================
Investment income (Note 1):
Interest                                                 $ 9,776,365
Expenses (Notes 2 and 4):
Management fee                             $  919,802
Transfer agent fees                           211,525
Accounting, auditing and legal                 64,552
Custodian fees                                 98,704
Printing                                       46,538
Trustees' fees and expenses                    12,634
Distribution Plan expenses                    766,469
Registration fees                              60,285
Miscellaneous expenses                         15,378
--------------------------------------------------------------------
  Total expenses                            2,195,887
Less: Expenses paid indirectly (Note 4)       (20,278)
--------------------------------------------------------------------
Net expenses                                               2,175,609
--------------------------------------------------------------------
Net investment income                                      7,600,756
--------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and closed futures
  contracts (Notes 1 and 3):
Net realized gain (loss) on:
 Investments                                 (110,715)
 Closed futures contracts                    (650,028)
--------------------------------------------------------------------
Net realized gain (loss) on investments
  and closed futures contracts                              (760,743)
Net change in unrealized appreciation
  (depreciation) on investments                           18,451,939
--------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and closed futures
  contracts                                               17,691,196
--------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              $25,291,952
====================================================================

Keystone Tax Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS                                                Year Ended November 30,
                                                                                     1995           1994
============================================================================= ==============================
Operations:
Net investment income                                                           $  7,600,756    $  8,330,638
Net realized loss on investments and closed futures contracts                       (760,743)     (5,869,377)
Net change in unrealized appreciation (depreciation) on investments               18,451,939     (16,025,461)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                 25,291,952     (13,564,200)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from (Note 1):
Net investment income:
 Class A Shares                                                                   (5,042,433)     (5,980,145)
 Class B Shares                                                                   (1,531,824)     (1,297,179)
 Class C Shares                                                                   (1,026,499)     (1,452,252)
In excess of net investment income:
 Class A Shares                                                                      (70,626)              0
 Class B Shares                                                                      (21,455)              0
 Class C Shares                                                                      (14,377)              0
Tax basis return of capital:
 Class A Shares                                                                            0        (338,046)
 Class B Shares                                                                            0        (101,954)
 Class C Shares                                                                            0         (82,063)
------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                                             (7,707,214)     (9,251,639)
------------------------------------------------------------------------------------------------------------
Capital share transactions (Note 2):
Proceeds from shares sold:
 Class A Shares                                                                    2,127,732       6,833,913
 Class B Shares                                                                    6,139,897      21,886,789
 Class C Shares                                                                    3,205,146       9,086,896
Payment for shares redeemed:
 Class A Shares                                                                  (17,659,525)    (23,370,474)
 Class B Shares                                                                   (5,968,412)     (4,163,609)
 Class C Shares                                                                   (9,212,881)    (10,093,259)
Net asset value of shares issued in reinvestment of dividends and distributions:
 Class A Shares                                                                    2,608,685       3,231,223
 Class B Shares                                                                      790,394         718,132
 Class C Shares                                                                      619,790       1,013,566
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital share
  transactions                                                                   (17,349,174)      5,143,177
------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                                            235,564     (17,672,662)
Net assets:
Beginning of year                                                                147,781,484     165,454,146
------------------------------------------------------------------------------------------------------------
End of year [including accumulated distributions in excess of net investment
  income as follows: November 1995--($288,160) and November 1994--($333,473)]   $148,017,048    $147,781,484
============================================================================================================

See Notes to Financial Statements.

Keystone Tax Free Income Fund

NOTES TO FINANCIAL STATEMENTS

(1.) Significant Accounting Policies

Keystone Tax Free Income Fund (formerly Keystone America Tax Free Income
Fund) ("Fund") is a Massachusetts business trust for which Keystone Management Inc. ("KMI") is the Investment Manager and Keystone Investment Management Company (formerly Keystone Custodian Funds, Inc.) ("Keystone") is the Investment Adviser. The Fund was organized on October 24, 1986 and had no operations prior to February 13, 1987. It is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company.

   The Fund currently issues three classes of shares. Class A shares are sold subject to a maximum sales charge of 4.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge which varies depending on when shares were purchased and how long they have been held. Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within one year of purchase, and available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company (formerly Keystone Distributors, Inc.) ("KIDC"), the Fund's principal underwriter.

   Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly Keystone Group, Inc.) ("KII"), a Delaware corporation. KII is privately owned by an investor group consisting of members of current and former members of management of Keystone and its affiliates.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Tax-exempt bonds are stated on the basis of valuations provided by a pricing service, approved by the Board of Trustees, that uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Non-tax-exempt securities for which market quotations are readily available are valued at the price quoted which, in the opinion of the Board of Trustees or their representative, most nearly represents their market value. Short-term investments which are purchased with maturities of sixty days or less are valued at amortized cost (original cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest approximates market. Short term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market. All other securities and other assets are valued at fair value as determined in good faith using methods prescribed by the Board of Trustees.

B. When the Fund enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities ("collateral") to the Fund whose value will be maintained at an amount not less than the repurchase price, and which generally will be maintained at

Keystone Tax Free Income Fund

NOTES TO FINANCIAL STATEMENTS

101% of the repurchase price. The Fund monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities. If bankruptcy proceedings are commenced against the seller under the repurchase agreement, the realization of the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks, and the Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

C. The Fund may enter into currency or financial futures contracts as a hedge against changes in interest or currency exchange rates. A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security, financial instrument, or, in the case of a stock index, cash at a set price on a future date. Upon entering into a futures contract the Fund is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, as the value of the underlying instrument or index fluctuates, and are recorded for book purposes as unrealized gains or losses by the Fund. For federal tax purposes, any futures contracts which remain open at fiscal year end are marked-to-market and the resultant net gain or loss is included in the Fund's taxable income. In addition to market risk, the Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

D. When-issued or delayed delivery transactions arise when securities or currencies are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When-issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery.

E. Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are recorded on the identified cost basis. Interest income is recorded on the accrual basis. All premiums and original issue discounts are amortized/accreted for both financial reporting and federal income tax purposes.

F. The Fund has qualified and intends to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS

G. The Fund declares dividends from net investment income monthly and distributes to its shareholders such dividends monthly. The Fund declares and distributes all net realized long-term capital gains, if any, at least annually. Distributions are determined in accordance with income tax regulations. Distributions from tax basis net investment income and net capital gains can exceed book basis net investment income and net capital gains. Differences between book basis investment income distributions and tax basis investment income distributions are primarily attributable to differences in the treatment of 12b-1 Distribution Plan charges and tax basis returns of capital.

(2.) Capital Share Transactions

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                             Year Ended November 30,
                               1995           1994
------------------------------------------------------
Class A Shares
Shares sold                    224,063        697,684
Shares redeemed             (1,843,241)    (2,421,649)
Shares issued in
  reinvestment of
  dividends and
  distributions                270,624        333,532
------------------------------------------------------
Net decrease                (1,348,554)    (1,390,433)
======================================================
Class B Shares
Shares sold                    647,077      2,235,194
Shares redeemed               (625,195)      (432,965)
Shares issued in
  reinvestment of
  dividends and
  distributions                 82,512         75,307
------------------------------------------------------
Net increase                   104,394      1,877,536
======================================================
Class C Shares
Shares sold                    338,010        922,206
Shares redeemed               (974,642)    (1,068,581)
Shares issued in
  reinvestment of
  dividends and
  distributions                 64,840        105,124
------------------------------------------------------
Net decrease                  (571,792)       (41,251)
======================================================

   The Fund bears some of the costs of selling its shares under a Distribution Plan adopted with respect to its Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

   The Class A Distribution Plan provides for payments at an annual rate of 0.25% of the average daily net asset value of Class A shares to pay expenses for the distribution of Class A shares. Amounts paid by the Fund to KIDC under the Class A Distribution Plan are currently used to pay others (such as dealers), service fees at an annual rate of 0.25% of the average net asset value of Class A shares maintained by such others and remaining outstanding on the books of the Fund for specified periods.

   The Class B Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses for the distribution of Class B shares. Amounts paid by the Fund under the Class B Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase normally equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the dealer or other party will receive

Keystone Tax Free Income Fund

NOTES TO FINANCIAL STATEMENTS

service fees at an annual rate of 0.25% of the average daily net asset value of each Class B shares maintained by such others and remaining outstanding on the Fund's books for specified periods. A contingent deferred sales charge will be imposed, if applicable, on Class B shares purchased after June 1, 1995 at rates ranging from a maximum of 5% of amounts redeemed during the first twelve months following the date of purchase to 1% of amounts redeemed during the sixth twelve month period following the date of purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years following the month of purchase will automatically convert to Class A shares without a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.

   The Class C Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses for the distribution of Class C shares. Amounts paid by each Fund under the Class C Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase normally equal to 0.75% of the price paid for each share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share. Beginning approximately 15 months after purchase date, the dealer or other party will receive a commission at an annual rate of 0.75% (subject to applicable limitations imposed by a rule of the National Association of Securities Dealers, Inc. ("NASD Rule")) plus service fees at an annual rate of 0.25%, respectively, of the average net asset value of each Class C share sold by such others and remaining outstanding on the books of the Fund for specified periods.

   Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by a vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any of the Distribution Plans, at the discretion of the Board of Trustees, payments to KIDC may continue as compensation for its services which had been earned while the Distribution Plan was in effect.

   For the year ended November 30, 1995, the Fund paid KIDC $229,818, $320,355 and $216,296, pursuant to the Fund's Class A, Class B and Class C Distribution Plans, respectively.

   Under the NASD Rule, the maximum uncollected amounts for which KIDC may seek payment from the Fund under its Class B Distribution Plans at November 30, 1995 are $1,945,004 for shares purchased prior to June 1, 1995 and $162,557 for shares purchased on or after June 1, 1995. The maximum uncollected amounts for which KIDC may seek payment from the Fund under its Class C Distribution Plans is $2,197,650 as of November 30, 1995.

   Presently, the Fund's class-specific expenses are limited to Distribution Plan expenses incurred by a class of shares.

(3.) Securities Transactions

As of November 30, 1995, the Fund had capital loss carryovers for federal income tax purposes of approximately $6,698,000 which expire as follows:
2002-$5,831,000, 2003-$867,000.

   Cost of purchases and proceeds from sales of investment securities, excluding short-term securities, during the year ended November 30, 1995 were $44,461,072 and $63,089,275, respectively.

NOTES TO FINANCIAL STATEMENTS

(4.) Investment Management Agreement and Other Transactions

Under the terms of the Investment Management Agreement between KMI and the Fund, KMI provides investment management and administrative services to the Fund. In return, KMI is paid a management fee computed and paid daily at a rate of 2.0% of the Fund's gross investment income plus an amount determined by applying annual percentage rates, which start at 0.50% and decline to 0.25% as net assets increase, to the net asset value of the Fund.

   KMI has entered into an Investment Advisory Agreement with Keystone, under which Keystone provides investment advisory and management services to the Fund and receives for its services an annual fee representing 85% of the management fee received by KMI. During the year ended November 30, 1995, the Fund paid or accrued to Keystone investment management and administrative service fees of $919,802 which represented 0.61% of the average net assets of the Fund. Of such amount paid to KMI, $781,832 was paid to Keystone for its services to the Fund.

   Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, serves as the Fund's transfer agent. During the year ended November 30, 1995, the Fund paid or accrued to KIRC $211,525 for transfer agent fees.

   During the year ended November 30, 1995, the Fund paid or accrued to KII $19,338 for certain accounting services.

   The Fund is subject to certain state annual expense limits, the most restrictive of which is as follows: 2.5% of the first $30 million of Fund assets, 2.0% of the next $70 million of Fund assets, and 1.5% of Fund assets over $100 million.

   The Fund has entered into an expense offset arrangement with its custodian. For the year ended November 30, 1995, the Fund paid custody fees in the amount of $78,426 and received a credit of $20,278 pursuant to the expense offset arrangement, resulting in a total expense of $98,704. The assets deposited with the custodian under this expense offset arrangement could have been invested in an income-producing asset.

   Certain officers and/or Directors of Keystone are also officers and/or Trustees of the Fund. Officers of Keystone and affiliated Trustees receive no compensation directly from the Fund.

(5.) Distributions to Shareholders

Distributions of $0.043, $0.037 and $0.037 per share were declared payable January 5, 1996 to shareholders of record on December 22, 1995 for Class A, Class B and Class C shares, respectively. These distributions are not reflected in the accompanying financial statements.

Keystone Tax Free Income Fund

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone Tax Free Income Fund

We have audited the accompanying statement of assets and liabilities of Keystone Tax Free Income Fund (formerly Keystone America Tax Free Income
Fund), including the schedule of investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight-year period then ended and for the period from February 13, 1987 (commencement of operations) to November 30, 1987 for Class A shares and for each of the years in the two year period ended November 30, 1995 and the period from February 1, 1993 (date of initial public offering) to November 30, 1993 for Class B and Class C shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Tax Free Income Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP
Boston, Massachusetts
January 5, 1996

                         KEYSTONE TAX FREE INCOME FUND

                                     Part C

                               Other Information


Item 24.          Financial Statements and Exhibits


Item 24 (a).      Financial Statements

All financial statements listed below are included in Registrant's Statement of Additional Information.

Schedule of Investments               November 30, 1995

Financial Highlights

  Class A Shares                      For period February 13, 1987 (commencement
                                      of operations) to November 30, 1987 and
                                      for fiscal years ended November 30, 1988
                                      through 1995

  Class B Shares                      For period February 1, 1993 (date of
                                      initial public offering) to November 30, 1993 and fiscal years ended November 30, 1994 and 1995

  Class C Shares                      For period February 1, 1993 (date of
                                      initial public offering) to November 30, 1993 and fiscal years ended November 30, 1994 and 1995

Statement of Assets and               November 30, 1995
Liabilities

Statement of Operations               Year ended November 30, 1995

Statements of Changes in              Two Years ended
 Net Assets                           November 30, 1995

Notes to Financial Statements

Independent Auditors' Report
dated January 5, 1996

(24)(b)   Exhibits


 (1) A copy of the Registrant's Declaration of Trust, as supplemented, is filed herewith.

 (2)     A copy of the Registrant's By-Laws, as amended, is filed herewith.

 (3)     Not applicable.

 (4) A copy of the form of Registrant's Share Certificate was filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-11051/811-4951 as Exhibit 24 (b)(4) and is incorporated by reference herein.

 (5)(a) A copy of the Investment Management Agreement between Registrant and Keystone Management, Inc. dated August 19, 1993 is filed herewith.

    (b) A copy of the Investment Advisory Agreement betweeen Keystone Management, Inc. and Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) dated August 19, 1993 is filed herewith.

 (6)(a) Copies of the Principal Underwriting Agreements, with schedules and amendments, between Registrant and Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) are filed herewith.

    (b) A copy of the form of Dealer Agreement used by Keystone Investment Distributors Company was filed with Post-Effective No. 10 to Registration Statement No. 33-11051/811-4951 as part of Exhibit 24(b)(6)(b) and is incorporated by reference herein.

 (7)     Not applicable.

 (8) A copy of the Custodian, Fund Accounting and Recordkeeping Agreements, as amended, between Registrant and State Street Bank & Trust Company dated February 12, 1987 is filed herewith.

 (9)     Not applicable.

(10) An opinion and consent of counsel as to the legality of the securities registered by the Fund is filed herewith.

(11) Consent as to use of the opinion of Registrant's Independent Auditors is filed herewith.

(12)     Not applicable.

(13) Copies of the Subscription Agreements were filed with Registration Statement No. 33-11051/811-4951 as Exhibit 24(b)(13) and are incorporated by reference herein. Copies of the release of one Subscription Agreement and a new Subscription Agreement were filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-11051/811-4951 as part of Exhibit 24 (b)(13)(a) and (b) and are incorporated by reference herein.

(14) Copies of model plans used in the establishment of retirement plans in connection with which Registrant offer its securities were filed with Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96 as Exhibit 24(b)(14) and are incorporated by reference herein.

(15) Copies of each of the Registrant's Class A, B and C Distribution Plans adopted pursuant to Rule 12b-1 are filed herewith.

(16) Schedules for the computation of total return and current yield quotations are filed herewith.

(17)     Financial data schedules are filed herewith as Exhibit 24(b)(17).

(18) A copy of the Registrant's Multiple Class Plan adopted pursuant to Rule 18f-3 was filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-11051/811-4951 and is incorporated by reference herein.

(19)     Powers of Attorney are filed herewith.


Item 25. Persons Controlled by or Under Common Control With Registrant

         Not applicable.


Item 26. Number of Holders of Securities

                                                  Number of Record
         Title of Class                     Holders as of December 29, 1995
         --------------                     -------------------------------

         Shares of Beneficial                      Class A - 2,509
         Interest, without                         Class B -   878
         par value                                 Class C -   295


Item 27. Indemnification

         Provisions for the indemnification of Registrant's Trustees and officers are contained in Article VIII of Registrant's Declaration of Trust, as supplemented, a copy of which is filed herewith and is incorporated by reference herein.

         Provisions for the indemnification of Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.), Registrant's principal underwriter, are contained in Section 9 of the Principal Underwriting Agreements between Registrant and Keystone Investment Distributors Company, copies of which are filed herewith and are incorporated by reference herein.

         Provisions for the indemnification of Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) and Keystone Management, Inc., Registrant's investment adviser and manager, respectively, are contained in Section 5 of the Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company and Section 6 of the Investment Management Agreement between Keystone Management and the Registrant, copies of which are filed herewith and are incorporated by reference herein.

Item 28. Businesses and Other Connections of Investment Advisers

         The following tables list the names of the various officers and directors of Keystone Management, Inc. and Keystone Investment Management Company, Registrant's investment manager and adviser, respectively, and their respective positions. For each named individual, the tables list, for at least the past two fiscal years,
         (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

          LIST OF OFFICERS AND DIRECTORS OF KEYSTONE MANAGEMENT, INC.

                           Position with
                           Keystone                  Other
                           Management,               Business
Name                       Inc.                      Affiliations
----                       --------------            --------------

Albert H.                  Chairman of               Chairman of the Board,
Elfner, III                the Board,                Chief Executive Officer,
                           Chief Execu-              President and Director:
                           tive Officer,              Keystone Investments,
                           President and               Inc.
                           Director                   Keystone Software, Inc.
                                                      Keystone Asset
                                                       Corporation
                                                      Keystone Capital
                                                       Corporation
                                                      Keystone Investments
                                                       Family of Funds
                                                      Chairman of the Board
                                                       and Director:
                                                      Keystone Investment
                                                       Management Company
                                                      Keystone Institutional
                                                       Company, Inc.
                                                      Keystone Fixed Income
                                                       Advisers, Inc.
                                                     President and Director:
                                                      Keystone Trust Company
                                                     Director or Trustee:
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Boston Children's
                                                       Services Association
                                                      Middlesex School
                                                      Middlebury College
                                                     Former Trustee or
                                                     Director:
                                                      Neworld Bank
                                                      Robert Van Partners, Inc.

Edward F. Godfrey          Treasurer and             Senior Vice President,
                           Director                  Chief Financial Officer,
                                                     Treasurer and Director:
                                                      Keystone Investments, Inc.
                                                      Keystone Investment
                                                       Management Company
                                                      Keystone Investment
                                                       Distributors Company
                                                     Treasurer:
                                                      Keystone Institutional
                                                       Company, Inc.
                                                      Keystone Software, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                     Former Treasurer and
                                                      Director:
                                                      Hartwell Keystone
                                                       Advisers, Inc.
                                                     Senior Vice President:
                                                      Keystone Investments
                                                      Family of Funds

Ralph J.                   Director                  President and Director:
Spuehler, Jr.                                         Keystone Investment
                                                      Distributors Company
                                                     Chairman and Director:
                                                      Keystone Investor
                                                     Resource Center, Inc.
                                                      Keystone Investment
                                                       Management Company
                                                     Senior Vice President and
                                                      Director:
                                                      Keystone Investments, Inc.
                                                     Treasurer:
                                                      Hartwell Emerging Growth
                                                       Fund
                                                      Hartwell Growth Fund
                                                     Former President:
                                                      Keystone Management, Inc.
                                                     Former Treasurer:
                                                      Keystone Investments, Inc.
                                                      Keystone Investment
                                                       Management Company

Rosemary D. Van            Senior Vice               General Counsel, Senior
Antwerp                    President,                Vice President and
                           General Counsel           Secretary:
                           and Secretary              Keystone Investments,
                                                       Inc.
                                                     Senior Vice President and
                                                     General Counsel:
                                                      Keystone Institutional
                                                      Company, Inc.
                                                     Senior Vice President,
                                                     General Counsel and
                                                     Director:
                                                     Keystone Investor
                                                      Resource, Center, Inc.
                                                     Fiduciary Investment
                                                      Company, Inc.
                                                     Keystone Investment
                                                      Distributors Company
                                                     Senior Vice President,
                                                     General Counsel, Director
                                                     and Secretary:
                                                      Keystone Management, Inc.
                                                      Keystone Software, Inc.
                                                     Formerly Senior Vice
                                                     President and Secretary:
                                                      Hartwell Keystone
                                                       Advisers, Inc.
                                                     Vice President and
                                                     Secretary:
                                                      Keystone Fixed Income
                                                       Advisers, Inc.

John D. Rogol              Vice President            Vice President and
                           and Controller            Controller:
                                                      Keystone Investments,
                                                       Inc.
                                                      Keystone Investment
                                                       Management Company
                                                      Keystone Investment
                                                       Distributors Company
                                                      Keystone Institutional
                                                       Company, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Software, Inc.

J. Kevin Kenely            Vice President            Vice President:
                                                      Keystone Investments, Inc.
                                                      Keystone Investment
                                                       Management Company
                                                      Keystone Investment
                                                       Distributors Company
                                                      Keystone Software, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Formerly Controller:
                                                       Keystone Investments,
                                                        Inc.
                                                       Keystone Investment
                                                        Management Company
                                                       Keystone Investment
                                                        Distributors Company
                                                       Keystone Software, Inc.
                                                       Fiduciary Investment
                                                        Company, Inc.

Michael A. Thomas          Vice President            Vice President:
                                                      Keystone Investments, Inc.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY


                           Position with
                           Keystone
                           Investment
Name                       Management Company   Other Business Affiliations
----                       ------------------   ----------------------------

Albert H.                  Chairman of          Chairman of the Board,
Elfner, III                the Board,           Chief Executive Officer,
                           Chief Executive      President and Director:
                           Officer,and           Keystone Investments, Inc.
                           Director              Keystone Management, Inc.
                                                 Keystone Software, Inc.
                                                 Keystone Asset Corporation
                                                 Keystone Capital
                                                  Corporation
                                                Chairman of the Board and
                                                Director:
                                                  Keystone Fixed Income
                                                   Advisers, Inc.
                                                  Keystone Institutional
                                                   Company, Inc.
                                                 President and Director:
                                                  Keystone Trust Company
                                                 Director or Trustee:
                                                  Fiduciary Investment
                                                   Company, Inc.
                                                  Keystone Investment
                                                   Distributors Company
                                                  Keystone Investor
                                                   Resource Center, Inc.
                                                  Boston Children's
                                                   Services Associates
                                                  Middlesex School
                                                  Middlebury College
                                                 Former Trustee or Director:
                                                  Neworld Bank
                                                  Robert Van Partners, Inc.

Philip M. Byrne            Director              President and Director:
                                                  Keystone Institutional
                                                   Company, Inc.
                                                 Senior Vice President:
                                                  Keystone Investments, Inc.

Herbert L.                 Senior Vice           None
Bishop, Jr.                President

Donald C. Dates            Senior Vice           None
                           President

Gilman Gunn                Senior Vice           None
                           President

Edward F.                  Director,             Director, Senior Vice
Godfrey                    Senior Vice           President
                           President,            Chief Financial Officer and
                           Treasurer and         Treasurer:
                           Chief Financial        Keystone Investments, Inc.
                           Officer                Keystone Investment
                                                   Distributors Company
                                                 Treasurer:
                                                  Keystone Institutional
                                                   Company, Inc.
                                                  Keystone Management,
                                                   Inc.
                                                  Keystone Software, Inc.
                                                  Fiduciary Investment
                                                   Company, Inc.
                                                 Former Treasurer and
                                                  Director:  Hartwell
                                                  Keystone Advisers, Inc.

James R. McCall            Director and          None
                           President

Ralph J.                   Director              President and Director:
Spuehler, Jr.                                     Keystone Investment
                                                   Distributors Company
                                                 Senior Vice President and
                                                  Director:
                                                  Keystone Investments, Inc.
                                                 Chairman and Director:
                                                  Keystone Investor
                                                   Resource Center, Inc.
                                                  Keystone Management, Inc.
                                                 Formerly President:
                                                  Keystone Management, Inc.
                                                 Formerly Treasurer:
                                                  The Kent Funds
                                                  Keystone Investments, Inc.
                                                  Keystone Investment
                                                   Management Company

Rosemary D.                Senior Vice           General Counsel, Senior
Van Antwerp                President,            Vice President and
                           General Counsel       Secretary:
                           and Secretary           Keystone Investments, Inc.
                                                 Senior Vice President and
                                                 General Counsel:
                                                   Keystone Institutional
                                                    Company, Inc.
                                                 Senior Vice President,
                                                 General Counsel and
                                                 Director:
                                                   Keystone Investor
                                                    Resource Center, Inc.
                                                   Fiduciary Investment
                                                    Company, Inc.
                                                   Keystone Investment
                                                    Distributors Company
                                                 Senior Vice President,
                                                 General Counsel, Director
                                                  and Secretary:
                                                   Keystone Management, Inc.
                                                   Keystone Software, Inc.
                                                  Former Senior Vice
                                                  President and Secretary:
                                                   Hartwell Keystone
                                                    Advisers, Inc.
                                                  Vice President and
                                                  Secretary:
                                                   Keystone Fixed Income
                                                    Advisers, Inc.

Harry Barr                 Vice President        None

Robert K.                  Vice President        None
Baumback

Betsy A. Blacher           Senior Vice           None
                           President

Francis X. Claro           Vice President        None

Kristine R.                Vice President        None
Cloyes

Christopher P.             Senior Vice           None
Conkey                     President

Richard Cryan              Senior Vice           None
                           President

Maureen E.                 Senior Vice           None
Cullinane                  President

George E. Dlugos           Vice President        None

Antonio T. Docal           Vice President        None

Christopher R.             Senior Vice           None
Ely                        President


Robert L. Hockett          Vice President        None

Sami J. Karam              Vice President        None

Donald M. Keller           Senior Vice           None
                           President

George J. Kimball          Vice President        None

JoAnn L. Lyndon            Vice President        None

John C.                    Vice President        None
Madden, Jr.

Stephen A. Marks           Vice President        None

Eleanor H. Marsh           Vice President        None

Walter T.                  Senior Vice           None
McCormick                  President

Barbara McCue              Vice President        None

Stanley  M. Niksa          Vice President        None

Robert E. O'Brien          Vice President        None

Margery C. Parker          Vice President        None

William H.                 Vice President        None
Parsons

Daniel A. Rabasco          Vice President        None

David L. Smith             Vice President        None

Kathy K. Wang              Vice President        None

Judith A. Warners          Vice President        None

J. Kevin Kenely            Vice President        Vice President:
                                                  Keystone Investments, Inc.
                                                  Keystone Investment
                                                   Distributors Company
                                                  Keystone Institutional
                                                   Company, Inc.
                                                  Keystone Software, Inc.
                                                  Fiduciary Investment
                                                   Company, Inc.
                                                  Formerly Controller:
                                                   Keystone Investments, Inc.
                                                   Keystone Investment
                                                    Distributors Company
                                                   Keystone Institutional
                                                    Company, Inc.
                                                   Keystone Software, Inc.
                                                   Fiduciary Investment Company,
                                                    Inc.

John D. Rogol              Vice President        Vice President and
                           and Controller        Controller:
                                                  Keystone Investments, Inc.
                                                  Keystone Investment
                                                   Distributors Company
                                                  Keystone Institutional
                                                   Company, Inc.
                                                  Keystone Management Company
                                                  Keystone Software, Inc.
                                                  Fiduciary Investment
                                                   Company, Inc.
                                                 Vice President and Treasurer:
                                                  Keystone Investor Resource
                                                   Center, Inc.
                                                 Controller:
                                                  Keystone Asset Corporation
                                                  Keystone Capital Corporation

Joseph J.                  Asst. Vice President  None
Decristofaro


9'95

Item 29.  Principal Underwriters

          (a) Keystone Investment Distributors Company, which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:


               Keystone America Hartwell Emerging Growth Fund, Inc. Keystone Hartwell Growth Fund
               Keystone Quality Fund (B-1)
               Keystone Diversified Bond Fund (B-2)
               Keystone High Income Bond Fund (B-4)
               Keystone Balanced Fund (K-1)
               Keystone Strategic Growth Fund (K-2)
               Keystone Growth and Income Fund (S-1)
               Keystone Mid-Cap Growth Fund (S-3)
               Keystone Small Company Growth Fund (S-4)
               Keystone Capital Preservation and Income Fund
               Keystone Fund For Total Return
               Keystone Global Opportunities Fund
               Keystone Government Securities Fund
               Keystone Intermediate Term Bond Fund
               Keystone Omega Fund
               Keystone State Tax Free Fund
               Keystone State Tax Free Fund - Series II
               Keystone Strategic Income Fund
               Keystone Tax Free Income Fund
               Keystone Fund of the Americas
               Keystone Strategic Development Fund
               Keystone Tax Free Fund
               Keystone Tax Exempt Trust
               Keystone Liquid Trust
               Keystone International Fund Inc.
               Keystone Precious Metals Holdings, Inc.


          (b) Information with respect to each officer and director of Registrant's acting principal underwriter:

                            Positions with
                            Keystone Investment       Positions with
Name                        Distributors Company      Registrant
----                        --------------------      ------------------

Ralph J. Spuehler*          Director, President       None

Edward F. Godfrey*          Director, Senior Vice     Senior Vice
                            President, Treasurer      President
                            and Chief Financial
                            Officer

Rosemary D. Van Antwerp*    Director, Senior Vice     Senior Vice
                            President, General        President
                            Counsel and Secretary     and Secretary

Albert H. Elfner, III*      Director                  President

Charles W. Carr*            Senior Vice President     None

Peter M. Delehanty*         Senior Vice President     None

J. Kevin Kenely*            Vice President            Treasurer

John D. Rogol               Vice President and        None
                            Controller

C. Kenneth Molander         Divisional Vice           None
8 King Edward Drive         President
Londenderry, NH 03053

David S. Ashe               Regional Manager and      None
32415 Beaconsfield          Vice President
Birmingham, MI  48025

David E. Achzet             Regional Vice             None
60 Lawn Avenue              President
Greenway 27
Stamford, CT  06902

William L. Carey, Jr.       Regional Vice             None
4 Treble Lane               President
Malvern, PA  19355

John W. Crites              Regional Vice             None
2769 Oakland Circle W.      President
Aurora, CO 80014

Michael S. Festa*           Vice President            None

Jeffrey M. Lundes*          Vice President            None

Richard J. Fish             Regional Vice             None
309 West 90th Street        President
New York, NY  10024

Michael T. Flaherty*        Regional Vice             None
                            President

Michael E. Gathings         Regional Vice             None
245 Wicklawn Way            President
Roswell, GA  30076

Robert G. Holz, Jr.         Regional                  None
313 Meadowcrest Drive       President
Richardson, Texas 75080

Todd L. Kobrin              Regional Vice             None
20 Iron Gate                President
Metuchen, NJ 08840

Ralph H. Johnson            Regional Vice             None
345 Masters Court, #2       President
Walnut Creek, CA 94598

Paul J. McIntyre*           Regional Vice             None
                            President

Thomas E. Meloy*            Regional Vice             None
                            President

Juliana Perkins             Regional Vice             None
2348 West Adrian Street     President
Newbury Park, CA 91320

Matthew D. Twomey           Regional Vice             None
9627 Sparrow Court          President
Ellicott City, MD 21042

Mitchell I. Weiser          Regional Vice             None
7031 Ventura Court          President
Parkland, FL  33067

Welden L. Evans             Vice President            None
490 Huntcliff Green
Atlanta, GA 30350

Russell A. Haskell*         Vice President            None

John M. McAllister*         Vice President            None

Gregg A. Mahalich           Vice President            None
14952 Richards Drive W.
Minnetonka, MN 55345

Robert J. Matson*           Vice President            None

Alan V. Neimi*              Vice President            None

Ronald L. Noble*            Vice President            None

Burton Robbins              Vice President            None
1586 Folkstone Terrace
Westlake Village, CA
91361

Thomas E. Ryan, III*        Vice President            None

Peter Willis*               Vice President            None

Raymond P. Ajemian*         Vice President            None

Joan M. Balchunas*          Assistant Vice            None
                            President

Jody R. Baum*               Assistant Vice            None
                            President

Thomas J. Gainey*           Assistant Vice            None
                            President

Eric S. Jeppson*            Assistant Vice            None
                            President

Julie A. Robinson*          Assistant Vice            None
                            President

Peter M. Sullivan           Assistant Vice            None
21445 Southeast 35th Way    President
Issaquah, WA  98027

*Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

Item 29(c). - Not applicable

Item 30. Location of Accounts and Records

         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         Keystone Investor Resource Center, Inc.
         101 Main Street
         Cambridge, MA 02142

         State Street Bank & Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Data Vault Inc.
         3431 Sharp Slot Road
         Swansea, Massachusetts 02277


Item 31. Management Services

         Not Applicable.


Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 30th day of January, 1996.


                                        KEYSTONE TAX FREE INCOME FUND


                                        By: /s/ Rosemary D. Van Antwerp
                                            ------------------------------
                                            Rosemary D. Van Antwerp
                                            Senior Vice President and
                                            Secretary


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of January, 1996.



SIGNATURES                               TITLE
----------                               -----


/s/ George S. Bissell                    Chairman of the Board and
------------------------                 Trustee
George S. Bissell*


/s/ Albert H. Elfner, III                Chief Executive Officer,
-------------------------                President and Trustee
Albert H. Elfner, III*


/s/ J. Kevin Kenely                      Treasurer (Principal Financial
-------------------------                and Accounting Officer)
J. Kevin Kenely

                                        *By:/s/ James M. Wall
                                         -----------------------------------
                                         James M. Wall**
                                         Attorney-in-Fact

/s/ Frederick Amling                     Trustee
-------------------------
Frederick Amling*

/s/ Charles A. Austin, III               Trustee
-------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                    Trustee
-------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                    Trustee
-------------------------
Charles F. Chapin*

/s/ K. Dun Gifford                       Trustee
-------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.                     Trustee
-------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                   Trustee
-------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                  Trustee
-------------------------
David M. Richardson*

/s/ Richard J. Shima                     Trustee
-------------------------
Richard J. Shima*

/s/ Andrew J. Simons                     Trustee
-------------------------
Andrew J. Simons*

                                        *By:/s/ James M. Wall
                                         -------------------------------
                                         James M. Wall**
                                         Attorney-in-Fact


**James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS

                                                              Page Number
                                                              In Sequential
Exhibit Number             Exhibit                            Numbering System
--------------             -------                            -----------------

     1        Declaration of Trust,  as supplemented

     2        By-Laws, as amended

     4        Specimen Stock Certificate(1)

     5  (a)   Management Agreement
        (b)   Advisory Agreement

     6  (a)   Principal Underwriting Agreements
        (b)   Dealers Agreement(3)

     8        Custodian, Fund Accounting and
               Recordkeeping Agreement
              Amendments to Custody Agreement

    10        Opinion and Consent of Counsel

    11        Independent Auditors' Consent

    13        Subscription Agreements(1),(2)

    14        Model Retirement Plans(4)

    15        Class A, B and C Distribution Plans

    16        Total Return and Current Yield Schedules

    17        Financial Data Schedules (filed as Exhibit 27)

    18        Multiple Class Plan(5)

    19        Powers of Attorney

     ----------------------------------
     (1)Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 33-11050/811-4947.

     (2)Incorporated herein by reference to Registration Statement No. 33-11050/811-4947.

     (3)Incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement No. 33-11050/811-4947.

     (4)Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.

     (5)Incorporated herein by reference to Post-Effective Amendment No. 16 to Registration Statement No. 33-11051/811-4951.